As filed with the Securities and Exchange Commission on October 5, 2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

One Buckhead Plaza

3060 Peachtree Rd. NW, Suite 500

Atlanta, Georgia 30305

(Address of principal executive offices) (Zip code)

Michael D. Barolsky, Esq., President

c/o U.S. Bancorp Fund Services, LLC

777 E. Wisconsin Ave., 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: February 1, 2015 through July 31, 2015

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

July 31, 2015

Angel Oak Flexible Income Fund

Angel Oak Multi-Strategy Income Fund

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 500

Atlanta, GA 30305

Investment Results – (Unaudited)

Angel Oak Flexible Income Fund

Total Return Based on a $10,000 Investment

The chart above assumes an initial investment of $10,000 made on November 3, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2015)

Cumulative Returns
Since Inception(2)
Angel Oak Flexible Income Fund, Institutional Class	5.53%
Angel Oak Flexible Income Fund, Class A without load	5.38%
Angel Oak Flexible Income Fund, Class A with load	3.02%
Barclays U.S. Aggregate Bond Index(3)	1.47%

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A shares, with load, include the maximum 2.25% sales charge.

(2) Inception date is November 3, 2014.

(3) The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

Investment Results – (Unaudited) (continued)

Angel Oak Multi-Strategy Income Fund

Total Return Based on a $10,000 Investment

The chart above assumes an initial investment of $10,000 made on August 16, 2012 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2015)

	Average Annual Returns
	One Year	Three Year	Since Inception(2)
Angel Oak Multi-Strategy Income Fund, Institutional Class	4.00%	N/A	6.42%
Angel Oak Multi-Strategy Income Fund, Class A without load	3.74%	6.87%	10.06%
Angel Oak Multi-Strategy Income Fund, Class A with load	1.42%	6.07%	9.45%
Barclays U.S. Aggregate Bond Index(3)	2.82%	1.60%	2.00	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A shares, with load, include the maximum 2.25% sales charge.

(2) Inception date is August 16, 2012 for Institutional Class Shares and June 28, 2011 for Class A shares.

(3) The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Barclays U.S. Aggregate Bond Index is from the inception date of the Institutional Class Shares. The Barclays U.S. Aggregate Bond Index return from the inception date of the Class A Shares is 3.26%.

Portfolio Holdings – (Unaudited)

* As a percentage of total investments.

The investment objective of Angel Oak Flexible Income Fund is to seek current income with a secondary objective of total return.

* As a percentage of total investments.

The investment objective of Angel Oak Multi-Strategy Income Fund is to seek current income.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other expenses of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from February 1, 2015 to July 31, 2015.

Summary of Funds’ Expenses – (Unaudited) (continued)

Actual Expenses

The first lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the numbers in the first lines under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second lines of the tables below are useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Angel Oak Flexible Income Fund		Beginning Account Value, February 1, 2015	Ending Account Value, July 31, 2015	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,033.40	$5.55	1.10%
	Hypothetical(2)	$1,000.00	$1,019.34	$5.51	1.10%
Class I	Actual	$1,000.00	$1,034.30	$4.29	0.85%
	Hypothetical(2)	$1,000.00	$1,020.58	$4.26	0.85%

Angel Oak Multi-Strategy Income Fund		Beginning Account Value, February 1, 2015	Ending Account Value, July 31, 2015	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,025.40	$7.13	1.42%
	Hypothetical(2)	$1,000.00	$1,017.75	$7.10	1.42%
Class I	Actual	$1,000.00	$1,026.60	$4.92	0.98%
	Hypothetical(2)	$1,000.00	$1,019.93	$4.91	0.98%

(1) Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period February 1, 2015 through July 31, 2015. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical assumes 5% annual return before expenses.

Angel Oak Flexible Income Fund

Schedule of Investments

July 31, 2015 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 0.25%
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)	$1,000,000	$870,000

TOTAL ASSET-BACKED SECURITIES (Cost $877,240)		870,000

Collateralized Loan Obligations – 48.51%
ALM V Ltd., Series 2012-5A, Class CR, 4.189%, 10/18/2027 (a)(b)	4,000,000	3,972,800
ALM V Ltd., Series 2012-5A, Class DR, 6.289%, 10/18/2027 (a)(b)	5,000,000	4,870,000
ALM X Ltd., Series 2013-10A, Class C, 3.589%, 1/15/2025 (a)(b)	2,000,000	1,928,200
ALM XII Ltd., Series 2015-12A, Class D, 5.789%, 4/16/2027 (a)(b)(c)	6,000,000	5,674,800
Apidos CLO XIV, Series 2013-14A, Class E, 4.574%, 4/15/2025 (a)(b)	3,000,000	2,742,900
Ares XXXII CLO Ltd., Series 2014-32A, Class C, 4.474%, 11/15/2025 (a)(b)(c)	2,500,000	2,503,000
Ares XXXIII CLO Ltd., Series 2015-1A, Class C, 4.555%, 12/5/2026 (a)(b)(c)	4,000,000	3,987,600
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.230%, 12/5/2026 (a)(b)	5,000,000	4,830,500
Ares XXXIV CLO Ltd., Series 2015-2A, Class E2, 5.494%, 7/29/2026 (a)(b)	1,500,000	1,376,250
Babson CLO Ltd., Series 2015-2A, Class E, 5.844%, 7/20/2027 (a)(b)	2,500,000	2,364,500
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 5.837%, 4/18/2027 (a)(b)	2,750,000	2,545,675
BlueMountain CLO Ltd., Series 2015-1A, Class C, 4.023%, 4/13/2027 (a)(b)(c)	5,000,000	4,883,500
BlueMountain CLO Ltd., Series 2015-1A, Class D, 5.723%, 4/13/2027 (a)(b)	5,000,000	4,767,000
BlueMountain CLO Ltd., Series 2015-2A, Class E, 5.634%, 7/18/2027 (a)(b)	3,000,000	2,703,900
Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, 5.587%, 4/20/2027 (a)(b)	5,000,000	4,669,500
CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.034%, 12/5/2024 (a)(b)	2,500,000	2,469,000
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.294%, 1/29/2025 (a)(b)	250,000	244,725
Gale Force IV CLO Ltd., Series 2007-4A, Class E, 6.676%, 8/20/2021 (a)(b)	3,950,000	4,006,485
Gallatin CLO IV Ltd., Series 2012-1A, Class D, 4.674%, 10/16/2023 (a)(b)	3,000,000	3,002,700
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class D, 3.961%, 4/18/2027 (a)(b)	3,250,000	3,170,050
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class E, 5.811%, 4/18/2027 (a)(b)	5,100,000	4,838,880
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class F, 6.661%, 4/18/2027 (a)(b)	4,000,000	3,515,600
Great Lakes CLO Ltd., Series 2015-1A, Class D, 5.036%, 7/15/2026 (a)(b)	3,500,000	3,345,650
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 7.524%, 10/17/2025 (a)(b)	3,000,000	3,037,200
KKR Financial CLO Corp., Series 2005-2A, Class E, 6.032%, 11/26/2017 (a)(b)	3,000,000	3,017,400
KVK CLO Ltd., Series 2015-1A, Class D, 4.000%, 5/20/2027 (a)(b)	3,000,000	2,887,500
LCM XVIII LP, Series 18A, Class E, 5.637%, 4/20/2027 (a)(b)	2,000,000	1,872,600
Magnetite XII Ltd., Series 2015-12A, Class E, 5.439%, 4/15/2027 (a)(b)	5,000,000	4,622,000
Magnetite XIV Ltd., Series 2015-14A, Class E, 5.527%, 7/18/2028 (a)(b)	2,900,000	2,676,410
Marine Park CLO Ltd., Series 2012-1A, Class DR, 5.732%, 10/12/2023 (a)(b)	1,250,000	1,250,000
MidOcean Credit CLO IV, Series 2015-4A, Class D, 4.153%, 4/15/2027 (a)(b)(c)	5,750,000	5,484,925
Muir Woods CLO Ltd., Series 2012-1A, Class D, 5.286%, 9/14/2023 (a)(b)	3,500,000	3,501,750
Oak Hill Credit Partners V Ltd., Series 2007-5A, Class C, 5.289%, 4/16/2021 (a)(b)	4,000,000	4,085,200
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 6.875%, 11/14/2026 (a)(b)(c)	5,750,000	5,763,800
OZLM Funding IV Ltd., Series 2013-4A, Class D, 4.925%, 7/22/2025 (a)(b)	2,500,000	2,333,250
OZLM Funding Ltd., Series 2012-1A, Class DR, 6.989%, 7/22/2027 (a)(b)	6,000,000	5,944,800
Shackleton I CLO Ltd., Series 2012-1A, Class D, 5.030%, 8/12/2023 (a)(b)	2,500,000	2,500,250
Sound Point CLO IV Ltd., Series 2013-3A, Class E, 4.776%, 1/21/2026 (a)(b)	11,500,000	10,076,300
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 5.734%, 7/15/2028 (a)(b)	2,000,000	1,856,400
Venture X CLO Ltd., Series 2012-10I, Class E, 6.287%, 7/20/2022 (b)	500,000	500,450
Venture X CLO Ltd., Series 2012-10X, Class E, 6.287%, 7/20/2022 (b)(c)(e)	500,000	500,450
Venture XI CLO Ltd., Series 2012-11AR, Class ER, 6.427%, 11/14/2022 (a)(b)	3,000,000	3,000,000
Venture XII CLO Ltd., Series 2012-12A, Class E, 5.562%, 2/28/2024 (a)(b)	4,100,000	3,947,890
Voya CLO Ltd., Series 2015-1A, Class D, 5.862%, 4/18/2027 (a)(b)	2,000,000	1,903,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Voya CLO Ltd., Series 2015-1A, Class E, 6.762%, 4/18/2027 (a)(b)	$4,000,000	$3,538,400
Voya Ltd., Series 2012-4A, Class C, 4.789%, 10/16/2023 (a)(b)	2,000,000	2,001,400
West CLO Ltd., Series 2014-2A, Class D, 5.224%, 1/19/2027 (a)(b)	7,250,000	6,589,525
York CLO I Ltd., Series 2014-1A, Class D, 4.395%, 1/22/2027 (a)(b)(c)	5,000,000	4,896,000
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class D, 4.280%, 7/16/2027 (a)(b)	4,750,000	4,498,725

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $170,238,256)		170,698,840

Collateralized Mortgage Obligations – 28.28%
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 3.190%, 5/25/2046 (b)(d)	5,905,447	620,072
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.491%, 9/25/2045 (b)	11,936	9,951
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A3, 5.500%, 7/25/2035	5,957	5,272
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A1, 6.000%, 10/25/2036	3,479,996	3,029,684
CHL Mortgage Pass-Through Trust, Series 2006-13, Class 1A14, 6.250%, 9/25/2036	69,839	63,840
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.612%, 5/25/2035 (b)	4,899	4,690
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	10,453	9,125
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A7, 6.000%, 1/25/2037	6,174	5,352
Commercial Mortgage Trust, Series 2013-300P, Class A1, 4.353%, 8/10/2030 (a)	5,000,000	5,442,000
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.799%, 5/10/2047 (a)(b)	3,000,000	2,895,600
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.499%, 2/10/2048 (a)(b)(c)	2,000,000	1,788,000
Commercial Mortgage Trust, Series 2008-LS1, Class AM, 6.037%, 12/10/2049 (b)	15,000	14,805
CountryWide Alternative Loan Trust, Series 2005-7CB, Class 2A2, 4.860%, 4/25/2035 (b)(d)	8,169,253	1,339,758
CountryWide Alternative Loan Trust, Series 2005-17, Class 1X3, 2.105%, 7/25/2035 (b)(d)	4,350,162	248,829
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 2.284%, 11/20/2035 (b)(d)	10,101,964	702,087
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.328%, 11/20/2035 (b)(d)	8,387	764
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.182%, 12/20/2035 (a)(b)(d)	31,342	2,357
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 2.268%, 3/20/2046 (b)(d)	4,694,500	375,560
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1P, 2.475%, 5/20/2046 (b)(d)	5,901,022	518,700
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XBI, 2.421%, 8/25/2046 (b)(d)	5,408,152	513,234
CountryWide Alternative Loan Trust, Series 2006-OA14, Class X2, 1.512%, 11/25/2046 (b)(d)	30,791	1,774
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 1.745%, 3/25/2035 (b)(d)	928,035	53,826
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class B, 5.949%, 9/15/2039 (a)(b)	5,000,000	5,000,500
Credit Suisse Mortgage Trust, Series 2015-DEAL, Class E, 4.184%, 4/15/2029 (a)(b)	3,500,000	3,484,250
Credit Suisse Mortgage Trust, Series 2015-SAND, Class A, 1.490%, 8/15/2030 (a)(b)	5,000,000	5,000,000
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 0.391%, 11/25/2035 (b)	23,450	14,740
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A1A, 5.431%, 2/25/2036 (b)	26,477	22,892
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A2, 0.381%, 10/25/2036 (b)	34,639	20,454
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.579%, 3/19/2045 (b)	3,663,248	327,128
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.606%, 12/10/2049 (b)	4,000,000	4,176,800
Great Wolf Trust, Series 2015-WOLF, Class F, 5.187%, 5/15/2034 (a)(b)	5,000,000	4,978,000
HarborView Mortgage Loan Trust, Series 2005-15, Class X3B, 2.307%, 10/20/2045 (b)(d)	9,340,490	580,044
IMPAC CMB Trust, Series 2005-7, Class A2, 0.471%, 11/25/2035 (b)	4,886,554	3,959,086
IMPAC Secured Assets Trust, Series 2006-4, Class A2B, 0.361%, 1/25/2037 (b)	26,911	22,782
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A1, 0.321%, 10/25/2036 (b)	32,753	27,965

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class E, 4.136%, 1/15/2032 (a)(b)	$5,000,000	$5,002,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 6.010%, 2/15/2051 (b)	7,000,000	6,855,100
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.150%, 7/15/2040 (b)	5,241,000	5,153,475
Luminent Mortgage Trust, Series 2006-2, Class X, 2.263%, 2/25/2046 (b)(d)	45,065	3,069
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3AX, 0.399%, 9/25/2033 (b)(d)	6,923,639	122,548
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 6.000%, 12/25/2035 (b)	17,126	13,913
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AJ, 5.676%, 5/12/2039 (b)	5,000,000	5,029,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.732%, 8/15/2047	5,000,000	5,149,951
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class C, 5.711%, 10/15/2042 (b)	2,000,000	1,984,400
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (b)	1,000,000	891,200
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJFX, 6.115%, 12/12/2049 (b)	5,000,000	4,850,500
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (b)	26,305	20,310
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-WF1, Class A6, 5.840%, 6/25/2036 (b)	17,295	10,005
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A1A, 0.361%, 12/25/2036 (b)	6,428	4,946
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A5, 5.500%, 6/25/2035	1,104,050	1,048,185
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	7,031	5,566
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	32,328	26,099
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	7,414	6,073
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A4, 6.250%, 1/25/2037	3,362,953	2,809,747
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A29, 6.000%, 4/25/2037	646,163	539,029
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2X, 1.000%, 7/25/2036 (d)	9,433,718	440,555
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 1X, 0.600%, 1/25/2037 (d)	24,640,835	751,545
Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5X1, 2.379%, 3/25/2046 (b)(d)	6,782,003	219,737
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B, 5.715%, 6/15/2049 (b)	5,000,000	4,827,000
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 5.951%, 2/15/2051 (b)	5,000,000	4,883,000
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 1.974%, 11/25/2036 (b)	4,293	3,906
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class X, 0.503%, 2/25/2046 (b)(d)	24,635,035	367,062
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR7, Class CXPP, 0.468%, 7/25/2046 (b)(d)	12,856,717	249,420
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11, Class 1XPP, 0.560%, 9/25/2046 (b)(d)	515,872	9,853
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11, Class 3XPP, 0.594%, 9/25/2046 (b)(d)	28,717,031	551,367
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-AR1, Class A1A, 0.451%, 12/25/2035 (b)	34,746	29,374
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR9, Class CX2P, 1.244%, 11/25/2046 (b)(d)	8,507,537	351,361
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA1, Class CX2P, 1.533%, 12/25/2046 (b)(d)	21,823,280	1,287,574
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA4, Class XPPP, 0.794%, 4/25/2047 (b)(d)	26,561,480	730,441

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 2.608%, 12/28/2037 (b)	$33,703	$29,120

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $99,749,430)		99,516,352

Corporate Obligations – 21.04%
Financials – 21.04%
ALCAR, LLC, 7.200%, 6/24/2025	7,500,000	7,500,000
Banc of California, Inc., 5.250%, 4/15/2025 (c)	1,000,000	998,800
Bank of America Corp., 6.250%, 9/29/2049 (b)	6,000	6,017
Biscayne Bancshares, Inc., 7.125%, 2/25/2025 (f)	5,000,000	5,000,000
Cadence Financial Corp., 6.500%, 3/11/2025 (a)(b)	15,000,000	14,982,000
Citigroup, Inc., 5.900%, 12/29/2049 (b)	5,000	4,944
Connectone Bancorp, Inc., 5.750%, 7/1/2025 (a)(b)	3,000,000	3,000,000
Community Financial Corp., 6.250%, 2/15/2025 (b)(c)	8,000,000	7,960,000
Eastern Virginia Bankshares, Inc., 6.500%, 5/1/2025 (b)	500,000	499,400
EverBank Financial Corp., 5.750%, 7/2/2025	3,000,000	3,015,000
Fidelity Bank, 5.875%, 5/31/2030 (b)	2,500,000	2,497,000
First Bank, 6.750%, 5/1/2025 (f)	500,000	499,400
First NBC Bank Holding Co., 5.750%, 2/18/2025	2,000,000	2,000,000
Goldman Sachs Capital II, 4.000%, 6/1/2043 (b)	7,500	5,681
Happy Bancshares, 5.875%, 8/1/2025 (b)	10,000,000	10,000,000
Heartland Financial USA, Inc., 5.750%, 12/30/2024	2,000	1,998
Midland States Bancorp, Inc., 6.500%, 6/18/2025	5,000,000	5,000,000
Noah Bank, 9.000%, 4/17/2025 (f)	1,000,000	998,800
Plaza Bancorp, 7.125%, 6/26/2025 (f)	10,000,000	10,050,000
Wachovia Capital Trust III, 5.570%, 3/15/2042 (b)	8,000	7,930

TOTAL CORPORATE OBLIGATIONS (Cost $74,024,012)		74,026,970

Mortgage Backed Securities - U.S. Government Agency Issues – 0.54%
Federal Home Loan Mortgage Corp., Series 4361, Class AI, 3.500%, 9/15/2041 (d)	901,700	154,551
Federal Home Loan Mortgage Corp., Series 4417, Class KI, 1.000%, 12/15/2043 (b)(d)	3,759,673	175,270
Federal Home Loan Mortgage Corp., Series 4417, Class LS, 1.000%, 11/15/2044 (b)(d)	1,671,023	87,562
Federal National Mortgage Association, Series 2013-M11, Class SA, 6.480%, 1/25/2018 (b)(d)	2,666,987	139,217
Federal National Mortgage Association, Series 2014-C02, Class 2M2, 2.791%, 5/25/2024 (b)	50,000	44,755
Federal National Mortgage Association, Series 2014-85, Class OI, 3.500%, 12/25/2044 (d)	1,325,788	222,202
Government National Mortgage Association, Series 2010-127, Class NI, 4.000%, 2/20/2039 (d)	1,924,898	228,100
Government National Mortgage Association, Series 2012-47, Class PI, 3.500%, 12/20/2039 (d)	1,126,565	120,768
Government National Mortgage Association, Series 2014-57, Class IY, 3.500%, 2/20/2041 (d)	1,591,615	170,621
Government National Mortgage Association, Series 2012-50, Class IO, 4.000%, 4/20/2042 (d)	2,839,858	560,588

TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUES (Cost $1,871,468)		1,903,634

Short Term Investments – 9.06%
Money Market Funds – 9.06%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.11% (g)	$31,873,992	$31,873,992

TOTAL SHORT TERM INVESTMENTS (Cost $31,873,992)		31,873,992

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value

TOTAL INVESTMENTS – 107.68% (Cost $378,634,398)		378,889,788

Liabilities in Excess of Other Assets – (7.68%)		(27,022,832)

NET ASSETS – 100.00%		$351,866,956

(a)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees. At July 31, 2015 the value of these securities amounted to $222,142,647 or 63.13% of net assets.
(b)	Variable or Floating Rate Security. Rate disclosed as of July 31, 2015.
(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. On July 31, 2015 securities valued at $44,440,075 were pledged as collateral for reverse repurchase agreements.
(d)	Interest Only Security.
(e)	Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of this security totals $500,450 or 0.14% of net assets.
(f)	Illiquid security. Total fair value of illiquid securities held as of July 31, 2015 was $16,548,200 or 4.70% of net assets.
(g)	Rate disclosed is the seven day yield as of July 31, 2015.

Schedule of Open Futures Contracts

Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year ERIS Aged Standard Swap Future	December 2019	1	$95,812	$(1,907)
5 Year ERIS Aged Standard Swap Future	September 2020	105	10,244,377	(48,484)
5 Year ERIS Aged Standard Swap Future	March 2020	62	5,976,385	(83,703)
5 Year ERIS Aged Standard Swap Future	June 2020	123	11,927,900	(42,533)
10 Year ERIS Aged Standard Swap Future	September 2023	47	4,372,203	9,771
10 Year ERIS Aged Standard Swap Future	June 2024	60	5,283,522	(33,258)
10 Year ERIS Aged Standard Swap Future	September 2024	(89)	(7,901,064)	180,659
10 Year ERIS Aged Standard Swap Future	December 2024	16	1,469,034	(6,276)
10 Year ERIS Aged Standard Swap Future	March 2025	51	4,718,770	12,513
10 Year ERIS Aged Standard Swap Future	June 2025	52	4,967,186	20,629
10 Year ERIS Aged Standard Swap Future	September 2025	11	1,058,309	(6,325)

				$1,086

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
RBC Capital Markets	1.582%	6/29/2015	09/29/2015	$2,347,452	$2,338,000
RBC Capital Markets	1.582%	6/29/2015	09/29/2015	2,949,878	2,938,000
RBC Capital Markets	1.632%	6/29/2015	09/29/2015	3,566,814	3,552,000
RBC Capital Markets	1.582%	6/29/2015	09/29/2015	3,632,627	3,618,000
RBC Capital Markets	1.582%	6/29/2015	09/29/2015	4,061,353	4,045,000

					$16,491,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in the amount equal to at least 100% of the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

July 31, 2015 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 6.02%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE2, Class A2C, 0.351%, 5/25/2036 (a)	$4,459,233	$4,055,672
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2C, 0.331%, 7/25/2036 (a)	8,158,484	6,102,546
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041 (b)(c)	6,809,403	6,879,540
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A5, 0.251%, 3/25/2036 (a)	6,382,310	4,933,525
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A2, 0.301%, 3/25/2036 (a)	4,440,083	3,419,308
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV3, 0.341%, 5/25/2036 (a)	19,483,842	14,807,720
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2, 5.721%, 1/25/2037 (a)	15,747,398	8,881,533
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF3, 5.737%, 1/25/2037 (a)	10,695,055	6,097,251
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF6, 5.835%, 1/25/2037 (a)	12,839,268	7,319,667
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4, 5.910%, 1/25/2037 (a)	2,139,011	1,219,450
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1B, 6.004%, 1/25/2037 (a)	8,107,362	4,622,007
Fieldstone Mortgage Investment Corp., Series 2006-1, Class A2, 0.381%, 5/25/2036 (a)	11,794,668	8,111,193
Fieldstone Mortgage Investment Corp., Series 2007-1, Class 2A3, 0.531%, 4/25/2037 (a)	15,870,827	10,801,685
Fremont Home Loan Trust, Series 2006-C, Class 2A2, 0.341%, 10/25/2036 (a)(c)	38,764,655	20,010,315
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (b)	9,850,000	9,771,200
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A2, 0.311%, 4/25/2037 (a)	4,665,273	3,102,406
JGWPT XXVII LLC, Series 2012-3A, Class B, 6.170%, 9/15/2067 (b)	1,000,000	1,146,000
JGWPT XXX LLC, Series 2013-3A, Class A, 4.080%, 1/17/2073 (b)	4,562,246	4,787,164
JGWPT XXXI LLC, Series 2014-1A, Class B, 4.940%, 3/16/2065 (b)	1,500,000	1,562,550
JGWPT XXXII LLC, Series 2014-2A, Class A, 3.610%, 1/17/2073 (b)	5,865,691	5,926,694
JGWPT XXXIII LLC, Series 2014-3A, Class A, 3.500%, 6/15/2077 (b)	9,773,240	9,753,694
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A3, 0.441%, 11/25/2035 (a)(c)	28,732,785	19,147,528
MASTR Asset Backed Securities Trust, Series 2006-NC3, Class A3, 0.291%, 10/25/2036 (a)	31,248,433	19,370,903
MASTR Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.351%, 10/25/2036 (a)	9,642,592	6,147,153
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A2B, 0.291%, 11/25/2036 (a)	2,972,297	1,812,804
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A2C, 0.341%, 11/25/2036 (a)	16,822,877	10,396,538
Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, 0.381%, 4/25/2037 (a)	18,135,460	15,192,075
Nomura Home Equity Loan Trust, Series 2006-HE3, Class 2A3, 0.341%, 7/25/2036 (a)	12,316,684	10,652,700
Option One Mortgage Loan Trust, Series 2007-3, Class 2A3, 0.431%, 4/25/2037 (a)	4,303,037	2,634,750
Ownit Mortgage Loan Trust, Series 2006-1, Class AF2, 5.290%, 10/25/2035 (a)	14,192,747	9,161,418
Securitized Asset Backed Receivables LLC Trust, Series 2006-HE2, Class A2B, 0.291%, 7/25/2036 (a)(c)	35,064,068	20,221,448
SolarCity LMC LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (b)	2,113,761	2,202,116
Specialty Underwriting & Residential Finance Trust, Series 2006-BC5, Class A2C, 0.291%, 11/25/2037 (a)	4,713,229	3,457,625
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (b)	6,278,503	6,606,869

TOTAL ASSET-BACKED SECURITIES (Cost $274,219,970)		270,315,047

See accompanying notes which are an integral part of these financial statements.

	Principal Amount	Value
Collateralized Loan Obligations – 16.61%
Acis CLO Ltd., Series 2013-1A, Class E, 5.887%, 4/18/2024 (a)(b)	$12,000,000	$10,873,200
Adams Mill CLO Ltd., Series 2014-1A, Class E1, 5.174%, 7/15/2026 (a)(b)	3,000,000	2,694,000
ALM VII Ltd., Series 2013-7R2A, Class D, 5.293%, 4/24/2024 (a)(b)	3,000,000	2,913,900
ALM X Ltd., Series 2013-10A, Class C, 3.589%, 1/15/2025 (a)(b)	3,000,000	2,892,300
ALM XIV Ltd., Series 2014-14A, Class D, 5.144%, 7/28/2026 (a)(b)	7,500,000	6,806,250
ALM XVI Ltd., Series 2015-16A, Class D, 5.639%, 7/15/2027 (b)	1,250,000	1,163,133
AMMC CLO IX Ltd., Series 2011-9A, Class E, 7.739%, 1/15/2022 (a)(b)	1,000,000	1,003,800
AMMC CLO XV Ltd., Series 2014-15A, Class D, 4.481%, 12/9/2026 (a)(b)	3,000,000	3,000,000
Apidos CLO XIV, Series 2013-14A, Class E, 4.574%, 4/15/2025 (a)(b)	3,000,000	2,742,900
Ares XXVII CLO Ltd., Series 2013-2A, Class E, 5.144%, 7/28/2025 (a)(b)(c)	5,500,000	5,010,500
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.230%, 12/5/2026 (a)(b)	6,000,000	5,796,600
Arrowpoint CLO Ltd., Series 2013-1A, Class C, 4.032%, 4/25/2024 (a)(b)	10,000,000	9,802,000
Arrowpoint CLO Ltd., Series 2014-2A, Class E, 5.008%, 3/12/2026 (a)(b)(c)	6,000,000	5,239,800
Arrowpoint CLO Ltd., Series 2014-3A, Class D, 5.274%, 10/15/2026 (a)(b)	11,000,000	11,024,200
Arrowpoint CLO Ltd., Series 2014-3A, Class E, 7.524%, 10/15/2026 (a)(b)	3,600,000	3,620,520
Arrowpoint CLO Ltd., Series 2015-4A, Class D, 4.787%, 4/18/2027 (a)(b)	10,375,000	10,392,637
Arrowpoint CLO Ltd., Series 2015-4A, Class E, 7.187%, 4/18/2027 (a)(b)	9,000,000	8,946,000
Babson CLO Ltd., Series 2013-IIA, Class C, 3.537%, 1/18/2025 (a)(b)	4,500,000	4,318,650
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A2, 2.537%, 4/18/2027 (a)(b)(c)	15,000,000	15,025,500
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class C, 3.987%, 4/18/2027 (a)(b)	8,250,000	7,991,775
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 5.837%, 4/18/2027 (a)(b)	3,000,000	2,777,100
BlueMountain CLO Ltd., Series 2015-2A, Class E, 5.634%, 7/18/2027 (a)(b)	3,000,000	2,703,900
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 1.714%, 7/19/2027 (a)(b)	20,000,000	19,920,000
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.689%, 4/17/2025 (a)(b)	5,500,000	4,813,600
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.589%, 1/15/2024 (a)	3,000,000	3,001,200
Carlyle Global Market Strategies CLO Ltd., Series 2012-1A, Class F, 7.525%, 4/20/2022 (a)(b)	5,000,000	4,833,500
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 5.787%, 1/20/2025 (a)(b)	2,850,000	2,850,570
Catamaran CLO Ltd., Series 2012-1A, Class D, 4.781%, 12/20/2023 (a)(b)(c)	8,750,000	8,754,375
CIFC Funding Ltd., Series 2012-2A, Class B3L, 7.279%, 12/5/2024 (a)(b)	2,000,000	1,881,600
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.294%, 1/29/2025 (a)(b)	9,750,000	9,544,275
CIFC Funding Ltd., Series 2012-3A, Class B3L, 7.194%, 1/29/2025 (a)(b)	1,000,000	935,000
CIFC Funding Ltd., Series 2013-1A, Class E, 6.299%, 4/16/2025 (a)(b)(c)	4,800,000	4,251,840
CIFC Funding Ltd., Series 2015-2A, Class A, 1.747%, 4/15/2027 (a)(b)	5,000,000	4,988,000
CIFC Funding Ltd., Series 2015-2A, Class D, 3.927%, 4/15/2027 (a)(b)	9,300,000	8,835,930
CIFC Funding Ltd., Series 2015-2A, Class E, 5.777%, 4/15/2027 (a)(b)	3,000,000	2,759,700
ColumbusNova CLO Ltd., Series 2007-2A, Class D, 4.789%, 10/15/2021 (a)(b)	3,440,000	3,480,592
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.276%, 11/21/2022 (a)(b)	5,000,000	5,014,500
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.776%, 11/21/2022 (a)(b)(c)	6,625,000	6,634,275
Crown Point CLO Ltd., Series 2013-2A, Class B1L, 3.724%, 12/31/2023 (a)(b)(c)	4,000,000	3,820,000
Cutwater Ltd., Series 2014-2A, Class C, 4.689%, 1/15/2027 (a)(b)	4,000,000	3,950,400
Cutwater Ltd., Series 2014-2A, Class D, 6.139%, 1/15/2027 (a)(b)	2,000,000	1,824,600
Diamond Lake CLO Ltd., Series 2006-1A, Class B2L, 4.283%, 12/1/2019 (a)(b)	2,750,000	2,753,300
Doral CLO I Ltd., Series 2012-3A, Class C, 4.674%, 12/19/2022 (a)(b)	13,000,000	13,068,900
Doral CLO II Ltd., Series 2012-2A, Class C, 4.782%, 5/26/2023 (a)(b)	8,500,000	8,544,200
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.174%, 8/15/2025 (a)(b)	9,000,000	7,983,900
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class E, 4.424%, 4/18/2026 (a)(b)	2,500,000	2,192,000
Dryden XXXVI Senior Loan Fund, Series 2014-36A, Class D, 4.033%, 11/9/2025 (a)(b)	7,000,000	6,863,500
Duane Street CLO III Ltd., Series 2006-3A, Class A1, 0.536%, 1/11/2021 (a)(b)	1,747,854	1,742,087

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Emerson Park CLO Ltd., Series 2013-1A, Class E, 5.139%, 7/15/2025 (a)(b)	$3,000,000	$2,821,500
Finn Square CLO Ltd., Series 2012-1A, Class D, 5.332%, 12/24/2023 (a)(b)(c)	4,600,000	4,456,480
Fortress Credit BSL II Ltd., Series 2013-2A, Class D, 4.137%, 10/19/2025 (a)(b)	7,750,000	7,365,600
Galaxy XX CLO Ltd., Series 2015-20A, Class E, 5.776%, 7/20/2027 (a)(b)	3,000,000	2,877,900
Goldentree Loan Opportunities Ltd., Series 2015-10A, Class E2, 5.484%, 7/20/2027 (a)(b)	2,500,000	2,362,500
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.681%, 12/20/2024 (a)(b)	3,000,000	2,889,900
Hildene CLO III Ltd., Series 2014-3A, Class E, 5.424%, 10/20/2026 (a)(b)	2,000,000	1,819,800
ING Investment Management CLO Ltd., Series 2012-1RA, Class DR, 5.486%, 3/14/2022 (a)(b)	2,000,000	2,001,200
ING Investment Management CLO Ltd., Series 2012-1RA, Class ER, 6.776%, 3/14/2022 (a)(b)	2,000,000	1,979,000
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 3.924%, 1/20/2021 (a)(b)	8,010,000	7,890,651
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 3.026%, 2/20/2022 (a)(b)	5,000,000	4,920,500
JFIN Revolver CLO Ltd., Series 2015-3A, Class C, 2.547%, 4/20/2023 (a)(b)	19,000,000	18,186,800
JFIN Revolver CLO Ltd., Series 2015-3A, Class D, 3.567%, 4/20/2023 (a)(b)	11,000,000	10,380,700
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.139%, 4/30/2023 (a)(b)(c)	4,000,000	3,881,200
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class E, 5.539%, 4/30/2023 (a)(b)	8,200,000	7,633,380
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class D, 5.274%, 10/17/2025 (a)(b)	9,300,000	9,404,160
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 7.524%, 10/17/2025 (a)(b)	7,650,000	7,744,860
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.537%, 7/20/2024 (a)(b)	2,500,000	2,465,500
KKR Financial CLO Corp., Series 2005-2A, Class E, 6.032%, 11/26/2017 (a)(b)	9,000,000	9,052,200
KVK CLO Ltd., Series 2015-1A, Class D, 4.000%, 5/20/2027 (a)(b)	7,600,000	7,315,000
LCM XVI LP, Series 16A, Class E, 4.889%, 7/15/2026 (a)(b)	6,600,000	5,920,200
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.539%, 1/15/2024 (a)(b)	9,000,000	8,910,900
Madison Park Funding XV Ltd., Series 2014-15A, Class D, 5.745%, 1/27/2026 (a)(b)	5,000,000	4,806,500
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, 4.002%, 4/20/2026 (a)(b)	3,000,000	2,924,100
Magnetite XI Ltd., Series 2014-11A, Class D, 5.324%, 1/18/2027 (a)(b)	5,000,000	4,630,000
Magnetite XIV Ltd., Series 2015-14A, Class E, 5.527%, 7/18/2028 (a)(b)	2,900,000	2,676,410
Marine Park CLO Ltd., Series 2012-1A, Class DR, 5.732%, 10/12/2023 (a)(b)	1,250,000	1,250,000
MidOcean Credit CLO IV, Series 2015-4A, Class D, 4.153%, 4/15/2027 (a)(b)(c)	5,000,000	4,769,500
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class D, 4.229%, 5/22/2027 (a)(b)	11,000,000	10,318,000
Muir Woods CLO Ltd., Series 2012-1A, Class D, 5.286%, 9/14/2023 (a)(b)	3,500,000	3,501,750
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 4.794%, 1/23/2024 (a)(b)(c)	5,050,000	5,054,545
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class D, 5.525%, 11/14/2025 (a)(b)	3,000,000	2,723,700
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.074%, 6/2/2025 (a)(b)	4,000,000	3,583,200
NewStar Clarendon Fund CLO LLC, Series 2014-1A, Class D, 4.615%, 1/25/2027 (a)(b)	7,465,000	7,296,291
Ocean Trails CLO IV, Series 2013-4A, Class A, 1.577%, 8/13/2025 (a)(b)	25,000,000	24,697,500
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.277%, 8/13/2025 (a)(b)(c)	4,000,000	3,917,600
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 6.674%, 1/15/2024 (a)(b)	6,300,000	5,738,040
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 6.875%, 11/14/2026 (a)(b)	8,500,000	8,520,400
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class D1, 4.074%, 11/22/2025 (a)(b)	4,250,000	4,198,150
OFSI Fund VI Ltd., Series 2014-6A, Class D, 5.024%, 3/20/2025 (a)(b)	8,000,000	6,964,000
OFSI Fund VII Ltd., Series 2014-7A, Class D, 5.174%, 10/18/2026 (a)(b)	10,600,000	10,678,440
OFSI Fund VII Ltd., Series 2014-7A, Class E, 7.424%, 10/18/2026 (a)(b)	7,000,000	7,021,700
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.774%, 5/15/2023 (a)(b)	3,000,000	3,000,600
OZLM Funding IV Ltd., Series 2013-4A, Class D, 4.925%, 7/22/2025 (a)(b)	2,500,000	2,333,250
OZLM Funding Ltd., Series 2012-1A, Class DR, 6.989%, 7/22/2027 (a)(b)	3,100,000	3,071,480
OZLM IX Ltd., Series 2014-9A, Class C, 3.887%, 1/20/2027 (a)(b)	5,000,000	4,831,000
OZLM IX Ltd., Series 2014-9A, Class D, 5.437%, 1/20/2027 (a)(b)	5,000,000	4,532,000
Portola CLO Ltd., Series 2007-1A, Class E, 6.674%, 11/15/2021 (a)(b)(c)	2,747,252	2,747,801

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Regatta V Funding Ltd., Series 2014-1A, Class D, 5.195%, 10/25/2026 (a)(b)	$5,000,000	$4,595,500
Sands Point Funding Ltd., Series 2006-1A, Class A1, 0.547%, 7/18/2020 (a)(b)	1,194,354	1,191,727
Saranac CLO I Ltd., Series 2013-1A, Class D, 3.845%, 10/26/2024 (a)(b)(c)	4,000,000	3,774,000
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 3.787%, 10/20/2023 (a)(b)(c)	8,000,000	7,618,400
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 4.787%, 10/20/2023 (a)(b)(c)	13,100,000	11,602,670
Seneca Park CLO Ltd., Series 2014-1A, Class D, 3.674%, 7/17/2026 (a)(b)	3,000,000	2,896,800
Shackleton I CLO Ltd., Series 2012-1A, Class D, 5.030%, 8/12/2023 (a)(b)	8,500,000	8,500,850
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 4.934%, 10/30/2026 (a)(b)	11,700,000	11,792,430
Sound Point CLO II Ltd., Series 2013-1A, Class B2L, 4.795%, 4/26/2025 (a)(b)(c)	5,000,000	4,498,500
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 3.776%, 1/21/2026 (a)(b)	6,000,000	5,746,200
Steele Creek CLO Ltd., Series 2014-1A, Class D, 3.681%, 8/21/2026 (a)(b)	3,212,000	3,036,625
Steele Creek CLO Ltd., Series 2014-1A, Class E2, 7.231%, 8/21/2026 (a)(b)	2,000,000	2,002,000
Steele Creek CLO Ltd., Series 2014-1X, Class E2, 7.231%, 8/21/2026 (a)(e)	500,000	500,500
Steele Creek CLO Ltd., Series 2015-1A, Class D, 4.261%, 2/21/2027 (a)(b)	3,000,000	2,892,300
Symphony CLO XII Ltd., Series 2013-12A, Class E, 5.074%, 10/15/2025 (a)(b)	2,000,000	1,915,400
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 5.734%, 7/15/2028 (a)(b)	3,000,000	2,784,600
THL Credit Wind River CLO Ltd., Series 2014-1A, Class E, 5.237%, 4/18/2026 (a)(b)	5,000,000	4,491,500
TICC CLO LLC, Series 2012-1A, Class D1, 6.012%, 8/25/2023 (a)(b)(c)	7,000,000	7,005,600
Tralee CLO III Ltd., Series 2014-3A, Class E, 7.174%, 7/20/2026 (a)(b)	5,000,000	5,007,500
Trinitas CLO III Ltd., Series 2015-3A, Class D1, 4.430%, 7/15/2027 (a)(b)	15,250,000	14,537,825
Tuolumne Grove CLO Ltd., Series 2014-1A, Class E, 5.045%, 4/25/2026 (a)(b)	8,000,000	6,894,400
Venture X CLO Ltd., Series 2012-10X, Class E, 6.287%, 7/20/2022 (a)(e)	3,000,000	3,002,700
Venture XII CLO Ltd., Series 2012-12A, Class E, 5.562%, 2/28/2024 (a)(b)(c)	14,100,000	13,576,890
Vibrant CLO II Ltd., Series 2013-2A, Class C, 3.893%, 7/24/2024 (a)(b)	3,000,000	2,865,600
Vibrant CLO II Ltd., Series 2013-2A, Class D, 5.193%, 7/24/2024 (a)(b)	3,200,000	2,827,840
Voya CLO Ltd., Series 2012-3AR, Class ER, 6.289%, 10/15/2022 (a)(b)	5,000,000	5,003,000
Voya CLO Ltd., Series 2014-3A, Class D, 5.295%, 7/25/2026 (a)(b)	7,000,000	6,368,600
Voya CLO Ltd., Series 2015-1A, Class D, 5.862%, 4/18/2027 (a)(b)	2,000,000	1,903,000
Voya CLO Ltd., Series 2015-1A, Class E, 6.762%, 4/18/2027 (a)(b)	3,000,000	2,653,800
Voya Ltd., Series 2012-4A, Class C, 4.789%, 10/16/2023 (a)(b)	3,000,000	3,002,100
Voya Ltd., Series 2014-1A, Class D, 5.187%, 4/18/2026 (a)(b)(c)	9,500,000	8,712,450
Washington Mill CLO Ltd., Series 2014-1A, Class D, 3.737%, 4/20/2026 (a)(b)(c)	5,000,000	4,684,000
Washington Mill CLO Ltd., Series 2014-1A, Class E, 5.137%, 4/20/2026 (a)(b)(c)	5,000,000	4,391,500
West CLO Ltd., Series 2012-1A, Class D, 6.674%, 10/30/2023 (a)(b)(c)	5,000,000	5,006,000
Wind River CLO Ltd., Series 2012-1A, Class D, 5.174%, 1/15/2024 (a)(b)	4,000,000	4,019,600
Wind River CLO Ltd., Series 2012-1A, Class E, 5.424%, 1/15/2024 (a)(b)(c)	5,000,000	4,752,000
York CLO I Ltd., Series 2014-1A, Class D, 4.395%, 1/22/2027 (a)(b)	3,000,000	2,937,600
Zais CLO III Ltd., Series 2015-3A, Class C, 4.074%, 7/15/2027 (a)(b)	7,000,000	6,647,200

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $746,610,611)		745,685,604

Collateralized Mortgage Obligations – 75.07%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.548%, 7/25/2035 (a)	1,752,319	1,620,895
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 2.774%, 11/25/2035 (a)	10,992,252	9,432,451
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 2.774%, 11/25/2035 (a)	15,847,299	13,738,023
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A2, 0.311%, 8/25/2036 (a)	16,694,235	10,278,641
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 5.203%, 6/25/2037 (a)(c)	7,332,147	6,494,083
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 3.190%, 5/25/2046 (a)(d)	75,894,468	7,968,919

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.069%, 10/25/2034 (a)	$2,688,040	$2,577,562
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.408%, 9/25/2035 (a)(c)	39,109,784	32,946,082
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.491%, 9/25/2045 (a)	19,853,560	16,551,913
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 1.761%, 9/25/2045 (a)	1,395,898	1,184,001
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.491%, 11/25/2045 (a)	17,106,314	13,962,173
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A2, 5.500%, 7/25/2035	2,401,078	2,295,190
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A3, 5.500%, 7/25/2035	1,273,551	1,127,220
Bank of America Commercial Mortgage Trust, Series 2007-3, Class AM, 5.575%, 6/10/2049 (a)	3,000,000	3,181,500
Bank of America Commercial Mortgage Trust, Series 2007-5, Class AJ, 5.971%, 2/10/2051 (a)	5,000,000	5,119,500
Bank of America Funding Trust, Series 2005-F, Class 4A1, 2.734%, 9/20/2035 (a)	3,005,206	2,548,715
Bank of America Funding Trust, Series 2007-C, Class 4A2, 5.054%, 5/20/2036 (a)	4,147,737	3,870,253
Bank of America Funding Trust, Series 2007-C, Class 4A3, 5.054%, 5/20/2036 (a)	24,647,966	24,514,867
Bank of America Funding Trust, Series 2006-5, Class 1A4, 6.000%, 9/25/2036	10,327,185	9,140,591
Bank of America Funding Trust, Series 2007-3, Class TA4, 0.621%, 4/25/2037 (a)	6,327,498	4,586,803
Bank of America Funding Trust, Series 2007-D, Class 3A3, 5.286%, 6/20/2037 (a)	4,800,764	4,555,445
Bank of America Funding Trust, Series 2007-D, Class 3A1, 5.286%, 6/20/2037 (a)	283,446	273,128
Bank of America Mortgage Trust, Series 2003-7, Class A1, 4.500%, 9/25/2018	519,705	519,757
Bank of America Mortgage Trust, Series 2003-7, Class A2, 4.750%, 9/25/2018	155,491	155,600
Bank of America Mortgage Trust, Series 2004-I, Class 2A2, 2.656%, 10/25/2034 (a)	320,403	321,716
Bank of America Mortgage Trust, Series 2005-I, Class 2A3, 2.747%, 10/25/2035 (a)	191,899	174,456
Bank of America Mortgage Trust, Series 2005-I, Class 4A1, 4.998%, 10/25/2035 (a)(c)	5,409,269	5,223,731
Bank of America Mortgage Trust, Series 2006-2, Class A1, 6.000%, 7/25/2046 (a)	12,774,412	11,863,597
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 2.968%, 12/27/2034 (a)(b)	9,013,000	9,013,000
BCAP LLC Trust, Series 2014-RR2, Class 6A8, 0.427%, 10/28/2036 (a)(b)	17,829,119	14,085,004
BCAP LLC Trust, Series 2006-AA2, Class A1, 0.361%, 1/25/2037 (a)	8,766,087	7,188,191
BCAP LLC Trust, Series 2008-IND1, Class A1, 1.391%, 10/25/2047 (a)(c)	29,875,718	25,430,211
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 2.719%, 3/25/2035 (a)	3,266,759	3,188,030
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 12A1, 2.483%, 2/25/2036 (a)	4,947,485	4,268,690
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 2.814%, 7/25/2036 (a)	2,961,713	2,567,213
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 2.340%, 7/25/2035 (a)	4,213,674	4,067,038
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.694%, 9/25/2035 (a)	34,460,970	29,639,881
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1, 0.731%, 10/25/2035 (a)	30,279,630	26,758,109
Bear Stearns ALT-A Trust, Series 2005-10, Class 23A1, 2.528%, 1/25/2036 (a)	9,268,240	7,473,908
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 0.691%, 8/25/2035 (a)	4,362,758	3,642,466
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AM, 5.363%, 2/11/2044	9,000,000	9,271,800
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 0.371%, 10/25/2036 (a)(c)	29,415,677	23,361,931
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1X, 0.400%, 10/25/2036 (d)	94,755,332	2,179,373
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A1, 0.381%, 1/25/2037 (a)(c)	26,701,781	22,229,233
CD Commercial Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/2048	10,000,000	9,588,000
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B, 2.350%, 7/15/2030 (a)(b)	5,000,000	5,000,000
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044 (a)(b)(c)	7,931,000	6,777,039
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, 2.448%, 12/25/2035 (a)	1,823,503	1,709,534
Chase Mortgage Finance Trust, Series 2005-A1, Class 1A1, 4.651%, 12/25/2035 (a)(c)	5,422,888	5,186,450
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A1, 6.000%, 10/25/2036	14,519,983	12,641,097
Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 4.557%, 7/25/2037 (a)	1,272,804	1,186,890
ChaseFlex Trust, Series 2006-1, Class A4, 6.300%, 6/25/2036 (a)(c)	32,574,000	27,873,572

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
ChaseFlex Trust, Series 2006-2, Class A4, 6.340%, 9/25/2036 (a)(c)	$13,335,475	$12,579,353
ChaseFlex Trust, Series 2007-1, Class 2A10, 0.691%, 2/25/2037 (a)	4,857,474	3,330,284
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	3,371,180	2,878,987
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 0.341%, 1/25/2036 (a)(b)	9,867,257	9,003,872
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 0.391%, 1/25/2036 (a)(b)	7,936,034	7,046,405
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.396%, 4/25/2037 (a)(b)(d)	72,595,633	1,546,287
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class IO, 1.318%, 4/25/2037 (a)(b)(d)	72,595,633	3,774,973
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A, 3.251%, 5/10/2035 (b)	6,110,000	6,197,373
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class D, 5.063%, 3/10/2047 (a)(b)	9,000,000	8,639,100
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class D, 4.508%, 7/10/2047 (a)(b)	10,000,000	9,197,000
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4, 3.635%, 10/10/2047	5,000,000	5,179,500
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class AS, 4.199%, 6/10/2048	10,000,000	10,422,000
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.774%, 3/15/2049 (a)	4,900,000	5,055,820
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.612%, 5/25/2035 (a)	707,717	677,498
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 2.804%, 11/25/2035 (a)	9,241,448	8,730,395
Citigroup Mortgage Loan Trust, Inc. Series 2005-8, Class 1A4A, 4.586%, 11/25/2035 (a)	465,101	421,056
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, 2.613%, 3/25/2036 (a)	431,493	410,997
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 5.448%, 8/25/2036 (a)	4,093,667	3,844,362
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	1,316,128	1,148,848
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A7, 6.000%, 1/25/2037	651,712	564,904
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A2, 5.210%, 2/25/2037 (a)(d)	34,358,720	5,153,808
Commercal Mortgage Trust, Series 2014-CR14, Class D, 4.608%, 2/10/2047 (a)(b)	5,000,000	4,789,500
Commercial Mortgage Trust, Series 2013-CR13, Class D, 4.754%, 12/10/2023 (a)(b)	5,000,000	4,889,500
Commercial Mortgage Trust, Series 2014-BBG, Class A, 0.988%, 3/15/2029 (a)(b)	5,170,000	5,165,864
Commercial Mortgage Trust, Series 2013-300P, Class A1, 4.353%, 8/10/2030 (b)	7,630,000	8,304,492
Commercial Mortgage Trust, Series 2013-WWP, Class A2, 3.424%, 3/10/2031 (b)	4,875,000	4,999,800
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/2035 (b)	5,000,000	4,949,000
Commercial Mortgage Trust, Series 2013-CR9, Class D, 4.258%, 7/10/2045 (a)(b)	5,000,000	4,748,000
Commercial Mortgage Trust, Series 2012-CR4, Class D, 4.574%, 10/15/2045 (a)(b)	3,000,000	2,995,800
Commercial Mortgage Trust, Series 2013-CR6, Class E, 4.173%, 3/10/2046 (a)(b)(c)	6,146,000	5,487,763
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.085%, 10/10/2046 (a)(b)	5,000,000	4,998,500
Commercial Mortgage Trust, Series 2013-CR11, Class D, 5.171%, 10/10/2046 (a)(b)	8,568,000	8,558,575
Commercial Mortgage Trust, Series 2006-C8, Class AJ, 5.377%, 12/10/2046	5,000,000	5,037,000
Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.766%, 2/10/2047 (a)(b)	250,000	242,275
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278%, 4/10/2047	10,000,000	10,662,000
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.799%, 5/10/2047 (a)(b)	8,250,000	7,962,900
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694%, 8/10/2047	10,000,000	10,379,000
Commercial Mortgage Trust, Series 2014-UBS4, Class C, 4.625%, 8/10/2047 (a)	5,000,000	4,979,000
Commercial Mortgage Trust, Series 2014-CR19, Class D, 4.720%, 8/10/2047 (a)(b)	5,000,000	4,618,500
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.878%, 8/10/2047 (a)	5,837,000	6,010,359
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/10/2047 (b)	4,000,000	3,440,400
Commercial Mortgage Trust, Series 2014-UBS6, Class A5, 3.644%, 12/10/2047	5,000,000	5,184,500
Commercial Mortgage Trust, Series 2015-DC1, Class AM, 3.724%, 2/10/2048	5,000,000	5,060,500
Commercial Mortgage Trust, Series 2015-DC1, Class C, 4.354%, 2/10/2048 (a)	5,000,000	4,971,000

See accompanying notes which are an integral part of these financial statements.

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.499%, 2/10/2048 (a)(b)(c)	$5,000,000	$4,470,000
Commercial Mortgage Trust, Series 2015-CR22, Class A5, 3.309%, 3/10/2048	10,000,000	10,086,000
Commercial Mortgage Trust, Series 2015-CR22, Class D, 4.128%, 3/10/2048 (a)(b)	10,000,000	8,713,000
Commercial Mortgage Trust, Series 2015-CR23, Class AM, 3.801%, 5/10/2048	10,000,000	10,253,000
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%, 7/10/2048	10,000,000	10,381,000
Commercial Mortgage Trust, Series 2014-277P, Class A, 3.611%, 8/12/2049 (a)(b)	10,000,000	10,344,000
Commercial Mortgage Trust, Series 2008-LS1, Class AM, 6.037%, 12/10/2049 (a)	14,985,000	14,790,195
Commercial Mortgage Trust, Series 2015-CR24, Class C, 4.514%, 8/10/2055	9,000,000	8,745,300
Core Industrial Trust, Series 2015-WEST, Class A, 3.292%, 2/10/2037 (a)(b)	10,000,000	10,033,000
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	970,113	925,100
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	1,498,301	1,443,164
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	1,893,203	1,910,621
CountryWide Alternative Loan Trust, Series 2005-7CB, Class 2A2, 4.860%, 4/25/2035 (a)(d)	33,966,894	5,570,571
CountryWide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.401%, 5/25/2035 (a)	1,417,825	1,239,321
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.691%, 7/25/2035 (a)	1,067,659	917,439
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A1, 0.691%, 7/25/2035 (a)	2,356,059	1,882,727
CountryWide Alternative Loan Trust, Series 2005-17, Class 1X3, 2.105%, 7/25/2035 (a)(d)	39,151,457	2,239,463
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	1,535,213	1,490,078
CountryWide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.491%, 8/25/2035 (a)	22,153,726	19,072,142
CountryWide Alternative Loan Trust, Series 2005-31, Class 2X, 2.091%, 8/25/2035 (a)(d)	50,310,994	3,456,365
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 1A6, 5.500%, 8/25/2035	13,329,176	12,722,698
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	1,910,511	1,749,455
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 0.691%, 10/25/2035 (a)	856,129	707,591
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 2.054%, 10/25/2035 (a)(d)	59,105,692	4,681,171
CountryWide Alternative Loan Trust, Series 2005-51, Class 2X, 2.113%, 11/20/2035 (a)(d)	30,611,676	2,249,958
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 2.284%, 11/20/2035 (a)(d)	132,859,152	9,233,711
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.328%, 11/20/2035 (a)(d)	69,853,035	6,363,611
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 2.146%, 11/25/2035 (a)(d)	65,439,107	5,464,165
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.182%, 12/20/2035 (a)(b)(d)	183,122,551	13,770,816
CountryWide Alternative Loan Trust, Series 2005-59R, Class A, 2.217%, 12/20/2035 (a)(b)(d)	45,946,027	3,179,465
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035	2,007,296	1,841,293
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035 (c)	5,801,186	5,341,732
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.118%, 5/25/2036 (a)(d)	61,453,341	5,069,901
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 2.268%, 3/20/2046 (a)(d)	13,144,599	1,051,568
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1, 2.416%, 5/20/2046 (a)(d)	59,922,844	4,769,858
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1P, 2.475%, 5/20/2046 (a)(d)	124,431,165	10,937,499
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.703%, 8/25/2046 (a)(d)	50,406,753	3,084,893
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XBI, 2.421%, 8/25/2046 (a)(d)	48,673,369	4,619,103
CountryWide Alternative Loan Trust, Series 2006-OA12, Class X, 2.507%, 9/20/2046 (a)(d)	78,707,745	6,729,512
CountryWide Alternative Loan Trust, Series 2006-OA14, Class X2, 1.512%, 11/25/2046 (a)(d)	78,836,268	4,540,969
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2X, 1.451%, 12/20/2046 (a)(d)	14,074,917	1,020,431
CountryWide Alternative Loan Trust, Series 2006-OA19, Class XP, 2.459%, 2/20/2047 (a)(d)	39,547,114	3,662,063
CountryWide Alternative Loan Trust, Series 2007-HY3, Class 3A1, 5.620%, 3/25/2047 (a)	416,116	369,136
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-9, Class A13, 5.750%, 7/25/2037 (c)	12,760,850	12,121,531
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 2.293%, 6/20/2034 (a)	1,452,658	1,411,548

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-11, Class 3A1, 2.708%, 7/25/2034 (a)	$1,369,822	$1,370,232
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.853%, 3/25/2035 (a)(d)	3,590,159	142,529
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 1.745%, 3/25/2035 (a)(d)	36,288,894	2,104,756
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 2.086%, 5/25/2035 (a)(d)	53,167,354	3,365,494
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 2.499%, 12/20/2035 (a)	736,319	683,893
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class B, 5.949%, 9/15/2039 (a)(b)	1,500,000	1,500,150
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.641%, 6/25/2035 (a)	1,612,424	1,378,461
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 0.541%, 10/25/2035 (a)	2,979,678	2,466,876
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	1,330,104	1,280,624
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	7,278,932	6,465,876
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	2,956,115	2,782,000
Credit Suisse Mortgage Trust, Series 2015-DEAL, Class E, 4.184%, 4/15/2029 (a)(b)	5,000,000	4,977,500
Credit Suisse Mortgage Trust, Series 2015-SAND, Class A, 1.490%, 8/15/2030 (a)(b)	5,000,000	5,000,000
Credit Suisse Mortgage Trust, Series 2011-5R, Class 4A2, 2.558%, 11/27/2035 (a)(b)	10,468,423	7,162,495
Credit Suisse Mortgage Trust, Series 2015-2R, Class 3A2, 0.395%, 4/27/2036 (a)(b)	16,089,605	9,230,606
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037 (b)	10,000,000	10,481,000
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 3.945%, 4/15/2050 (a)(b)	2,000,000	1,777,200
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class AS, 3.849%, 6/15/2057	5,000,000	5,122,500
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D, 4.354%, 6/15/2057 (a)	10,000,000	8,844,000
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 0.501%, 8/25/2035 (a)	8,177,699	6,787,490
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 1.809%, 8/25/2035 (a)	201,960	164,436
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-4, Class A3, 5.250%, 9/25/2035 (a)	10,151,005	8,795,846
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 0.391%, 11/25/2035 (a)	3,211,653	2,018,845
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	4,296,326	3,824,589
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A2, 5.500%, 12/25/2035	920,007	763,606
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.897%, 2/25/2036 (a)	76,484	59,879
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A1A, 5.431%, 2/25/2036 (a)	381,392	329,752
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2C, 5.530%, 2/25/2036 (a)	11,284,579	9,800,657
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1, Class A4, 0.491%, 4/25/2036 (a)	24,239,442	19,391,553

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR2, Class 1A2, 0.371%, 5/25/2036 (a)	$45,992,649	$35,736,288
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (a)	1,194,729	984,696
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (a)	5,575,646	4,739,857
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.270%, 6/25/2036 (a)	1,607,130	1,343,079
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (a)	771,843	583,977
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (a)(c)	7,955,822	6,084,612
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A3, 6.510%, 7/25/2036 (a)(c)	7,546,892	5,744,695
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.311%, 8/25/2036 (a)	1,205,639	968,369
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A1, 0.381%, 8/25/2036 (a)	7,210,758	5,751,301
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A6, 0.471%, 8/25/2036 (a)	4,674,096	3,545,302
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A2, 0.381%, 10/25/2036 (a)	49,313,693	29,119,735
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A6A1, 5.869%, 10/25/2036 (a)	340,391	280,108
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A6A2, 5.886%, 10/25/2036 (a)	437,645	363,815
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (a)	23,315,405	19,605,924
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A1A, 6.005%, 10/25/2036 (a)	3,069,829	2,532,609
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4C, 6.100%, 10/25/2036 (a)	11,775,848	9,803,393
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 0.381%, 12/25/2036 (a)	31,072,210	19,444,989
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A1, 0.341%, 3/25/2037 (a)	4,262,247	3,072,654
Deutsche Bank Securities Mortgage Trust, Series 2011-LC2A, Class D, 5.458%, 7/10/2044 (a)(b)	5,000,000	5,346,000
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.119%, 11/19/2044 (a)(d)	70,421,843	4,471,787
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.579%, 3/19/2045 (a)(d)	95,869,079	8,561,109
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.398%, 6/19/2045 (a)	4,342,604	3,833,651
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A5, 5.125%, 11/25/2035	1,820,021	1,611,811
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	2,973	2,570
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 2.249%, 5/25/2036 (a)	2,152,392	1,783,688
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 4.758%, 9/25/2035 (a)	284,210	263,320

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 2.612%, 11/25/2035 (a)	$3,515,000	$3,267,192
FREMF Mortgage Trust, Series 2015-K44, Class C, 3.685%, 1/25/2025 (a)(b)	5,000,000	4,801,500
FREMF Mortgage Trust, Series 2014-K36, Class C, 4.363%, 12/25/2046 (a)(b)	6,000,000	6,165,000
FREMF Mortgage Trust, Series 2014-K37, Class C, 4.713%, 1/25/2047 (a)(b)	8,500,000	8,754,150
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.606%, 12/10/2049 (a)	10,000,000	10,442,000
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 4.235%, 9/19/2035 (a)	543,543	505,169
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 2A, 3.144%, 5/25/2035 (a)(c)	12,064,902	11,401,333
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.174%, 5/25/2035 (a)	1,486,439	1,437,832
GMACM Mortgage Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	521,673	432,362
GMACM Mortgage Loan Trust, Series 2005-AR6, Class 4A1, 4.852%, 11/19/2035 (a)	357,145	350,002
Great Wolf Trust, Series 2015-WOLF, Class F, 5.187%, 5/15/2034 (a)(b)	5,000,000	4,978,000
GreenPoint MTA Trust, Series 2005-AR2, Class X1, 2.352%, 6/25/2045 (a)(d)	48,462,325	3,246,976
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1, 0.431%, 8/25/2045 (a)	14,196,083	12,043,957
GS Mortgage Securities Trust, Series 2014-GSFL, Class B, 1.936%, 7/15/2031 (a)(b)	10,000,000	10,007,000
GS Mortgage Securities Trust, Series 2014-5R, Class 3B, 0.338%, 2/26/2037 (a)(b)	22,830,149	14,097,617
GS Mortgage Securities Trust, Series 2015-FRR1, Class K3A, 5.384%, 6/27/2041	10,000,000	9,509,000
GS Mortgage Securities Trust, Series 2011-GC3, Class D, 5.552%, 3/10/2044 (a)(b)	10,000,000	10,682,000
GS Mortgage Securities Trust, Series 2012-GCJ7, Class C, 5.723%, 5/10/2045 (a)	3,000,000	3,354,300
GS Mortgage Securities Trust, Series 2012-GCJ9, Class D, 4.853%, 11/10/2045 (a)(b)	3,690,000	3,649,410
GS Mortgage Securities Trust, Series 2013-GC14, Class D, 4.771%, 8/10/2046 (a)(b)(c)	5,000,000	4,910,500
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.771%, 8/10/2046 (a)(b)	6,600,000	7,114,800
GS Mortgage Securities Trust, Series 2014-GC20, Class D, 4.867%, 4/10/2047 (a)(b)	5,000,000	4,746,500
GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.646%, 6/10/2047 (a)(b)	5,000,000	4,570,000
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.759%, 2/10/2048	5,000,000	5,074,500
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.559%, 7/10/2048	2,000,000	1,968,000
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.382%, 5/10/2050	10,000,000	10,238,000
GS Mortgage Securities Trust, Series 2015-GC30, Class AS, 3.777%, 5/10/2050	10,000,000	10,313,000
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 0.441%, 12/25/2035 (a)	1,068,496	816,865
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 0.541%, 12/25/2035 (a)	712,548	595,761
GSAA Home Equity Trust, Series 2006-1, Class A1, 0.281%, 1/25/2036 (a)	2,020,755	1,205,784
GSAA Home Equity Trust, Series 2006-1, Class A2, 0.411%, 1/25/2036 (a)	27,899,444	17,158,158
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 0.441%, 1/25/2036 (a)	5,216,198	3,482,855
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (a)	3,097,500	1,838,057
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 0.371%, 1/25/2037 (a)	20,161,367	11,631,093
GSAA Home Equity Trust, Series 2007-4, Class A3A, 0.491%, 3/25/2037 (a)(c)	64,232,805	39,670,180
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 3/25/2047 (a)	8,539,808	5,871,972
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 0.311%, 4/25/2047 (a)	8,193,217	6,431,675
GSAA Home Equity Trust, Series 2007-6, Class A4, 0.491%, 5/25/2047 (a)	26,006,583	19,752,000
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 2.257%, 1/25/2035 (a)	2,165,369	2,124,443
GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A1, 2.639%, 4/25/2035 (a)	2,499,221	2,375,260
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 2.546%, 5/25/2035 (a)(c)	5,760,096	5,557,916
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.662%, 5/25/2035 (a)	13,564,147	12,999,879
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A10, 6.000%, 7/25/2035	444,288	448,731
GSR Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 2.460%, 11/25/2035 (a)	5,287,189	4,599,326
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1, 4.714%, 11/25/2035 (a)	2,959,442	2,722,983
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 4.859%, 11/25/2035 (a)	4,777,537	4,635,644
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.773%, 1/25/2036 (a)	900,637	846,419

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust, Series 2006-1F, Class 1A6, 1.141%, 2/25/2036 (a)	$596,607	$524,597
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	3,526,634	3,358,061
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036 (c)	5,812,980	5,131,118
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	1,088,268	889,224
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.692%, 3/25/2037 (a)	3,319,303	2,858,252
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 0.491%, 5/25/2037 (a)	14,331,921	8,268,085
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.428%, 6/19/2035 (a)	1,507,297	1,318,885
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 2.110%, 6/19/2035 (a)(d)	90,365,833	6,867,803
HarborView Mortgage Loan Trust, Series 2005-9, Class 2X, 1.885%, 6/20/2035 (a)(b)(d)	24,328,223	1,758,931
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A12, 0.938%, 10/19/2035 (a)	17,057,286	14,645,386
HarborView Mortgage Loan Trust, Series 2006-1, Class X2A1, 1.051%, 3/19/2036 (a)(d)	11,179,005	145,327
HarborView Mortgage Loan Trust, Series 2006-1, Class X1, 2.203%, 3/19/2036 (a)(d)	162,746,241	11,229,491
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.368%, 11/19/2036 (a)	26,007,937	21,326,508
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.351%, 4/25/2037 (a)	28,060,249	20,829,123
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.388%, 5/19/2037 (a)	41,891,177	35,565,609
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.378%, 8/19/2037 (a)(c)	20,213,495	16,896,461
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 0.378%, 9/19/2037 (a)	11,941,833	9,541,525
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.394%, 8/19/2045 (a)(d)	17,489,810	1,136,838
HarborView Mortgage Loan Trust, Series 2005-15, Class X3B, 2.307%, 10/20/2045 (a)(d)	22,911,293	1,422,791
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.441%, 3/25/2035 (a)	15,236,240	13,733,947
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 0.431%, 7/25/2035 (a)	8,782,944	7,988,966
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 0.451%, 1/25/2036 (a)	3,087,865	2,691,383
IMPAC CMB Trust, Series 2005-4, Class 1A1A, 0.731%, 5/25/2035 (a)	225,712	210,363
IMPAC CMB Trust, Series 2005-5, Class A4, 0.951%, 8/25/2035 (a)(c)	7,314,900	6,065,515
IMPAC CMB Trust, Series 2005-6, Class 1A2, 0.471%, 10/25/2035 (a)	6,265,678	5,147,881
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.691%, 10/25/2035 (a)	24,034,985	20,487,421
IMPAC CMB Trust, Series 2005-7, Class A1, 0.711%, 11/25/2035 (a)(c)	41,884,751	35,162,248
IMPAC Secured Assets Trust, Series 2005-2, Class A2C, 0.471%, 3/25/2036 (a)	6,128,651	4,566,458
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 0.361%, 8/25/2036 (a)	14,828,108	11,463,610
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 0.471%, 8/25/2036 (a)	6,669,762	5,055,680
IMPAC Secured Assets Trust, Series 2006-4, Class A2B, 0.361%, 1/25/2037 (a)	1,681,699	1,423,726
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 0.381%, 1/25/2037 (a)	9,441,996	6,787,851
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 0.571%, 5/25/2037 (a)	7,605,313	5,731,364
IMPAC Secured Assets Trust, Series 2007-3, Class A1C, 0.551%, 9/25/2037 (a)	29,181,631	20,249,134
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 0.991%, 11/25/2034 (a)	1,255,486	1,151,532
IndyMac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.808%, 4/25/2035 (a)	4,300,663	4,104,123
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 4.109%, 9/25/2035 (a)	21,520,726	19,166,358
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.109%, 9/25/2035 (a)	14,258,574	12,714,370
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 4.757%, 11/25/2035 (a)(c)	4,365,466	4,132,350
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21, 4.721%, 12/25/2035 (a)	1,100,909	879,846
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A1, 4.253%, 6/25/2036 (a)	2,312,362	2,177,552
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 4.253%, 6/25/2036 (a)	2,255,279	2,153,115
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A2, 0.491%, 7/25/2036 (a)	12,594,013	10,245,230
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 4.523%, 7/25/2036 (a)	723,128	658,263
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A1, 0.321%, 10/25/2036 (a)	2,151,869	1,837,266
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 0.391%, 10/25/2036 (a)	11,266,689	9,875,253
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, 0.501%, 10/25/2036 (a)	21,267,671	15,667,893
IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B, 0.401%, 4/25/2046 (a)	4,590,935	3,675,962

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1A, 0.411%, 4/25/2046 (a)	$5,563,726	$4,395,344
IndyMac Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 0.381%, 9/25/2046 (a)(c)	9,891,381	8,192,042
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.244%, 1/26/2036 (a)(b)	2,956,505	2,887,323
JP Morgan Alternative Loan Trust, Series 2005-S1, Class 2A9, 6.000%, 12/25/2035	624,140	574,209
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 0.711%, 1/25/2036 (a)	2,259,805	2,123,313
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A5, 6.000%, 12/25/2036 (a)	43,038,988	32,765,582
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A, 1.436%, 1/15/2032 (a)(b)	13,000,000	12,971,400
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, 3.486%, 1/15/2032 (a)(b)	10,000,000	9,974,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AJ, 5.523%, 12/12/2044 (a)	5,000,000	4,982,500
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class D, 5.009%, 12/15/2046 (a)(b)	10,000,000	9,731,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047 (a)	10,000,000	10,006,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class E, 4.421%, 12/17/2047 (a)(b)	5,000,000	4,899,500
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049 (a)	5,000,000	5,171,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class AM, 5.774%, 6/15/2049 (a)	5,000,000	5,209,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 6.010%, 2/15/2051 (a)	4,357,000	4,266,810
JP Morgan Mortgage Trust, Series 2004-A2, Class 1A2, 2.609%, 5/25/2034 (a)	1,425,454	1,427,164
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.431%, 11/25/2035 (a)	298,216	280,294
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 5.003%, 11/25/2035 (a)	1,385,852	1,308,937
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036 (c)	4,808,248	4,557,257
JP Morgan Mortgage Trust, Series 2006-A1, Class 3A2, 2.597%, 2/25/2036 (a)	952,078	848,587
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 2.648%, 2/25/2036 (a)	694,371	621,670
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 2.609%, 10/25/2036 (a)	3,006,470	2,613,524
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 5.559%, 10/25/2036 (a)	1,068,422	947,583
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A2, 4.884%, 4/25/2037 (a)	1,914,809	1,771,582
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A1, 4.884%, 4/25/2037 (a)	671,127	617,302
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 5.039%, 6/25/2037 (a)(c)	6,230,540	5,818,078
JP Morgan Resecuritization Trust, Series 2010-6, Class 3A8, 2.399%, 3/22/2034 (a)(b)	1,271,819	1,098,852
JP Morgan Resecuritization Trust, Series 2010-8, Class 1A6, 2.444%, 6/26/2045 (a)(b)	2,801,007	2,788,683
JP Morgan Resecuritization Trust, Series 2010-8, Class 1A5, 2.444%, 6/26/2045 (a)(b)	2,801,007	2,822,575
JP Morgan Resecuritization Trust, Series 2010-8, Class 1A4, 2.444%, 6/26/2045 (a)(b)	9,959,240	9,063,904
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class D, 4.562%, 8/15/2046 (a)(b)	4,000,000	3,850,000
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C, 4.887%, 1/15/2047 (a)	10,000,000	10,499,000
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.561%, 9/15/2047 (a)(b)	8,000,000	7,228,000
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.927%, 11/15/2047 (a)(b)	900,000	794,070
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4, 3.611%, 5/15/2048	5,000,000	5,115,000
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5, 3.822%, 7/15/2048	10,000,000	10,423,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AJ, 6.149%, 4/15/2041 (a)	$5,037,346	$4,068,664
Lehman XS Trust, Series 2006-4N, Class A2A, 0.411%, 4/25/2046 (a)	19,709,865	14,405,940
Lehman XS Trust, Series 2007-7N, Class 2A2A, 0.391%, 6/25/2047 (a)(c)	23,142,948	15,915,405
LSTAR Securities Investment Trust, Series 2015-2, Class A, 2.184%, 1/1/2020 (a)(b)	10,294,709	10,141,318
LSTAR Securities Investment Trust, Series 2015-3, Class A, 2.187%, 3/1/2020 (a)(b)	9,429,490	9,269,189
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 2.184%, 4/1/2020 (a)(b)	7,927,340	7,784,648
LSTAR Securities Investment Trust, Series 2015-4, Class A2, 3.684%, 4/1/2020 (a)(b)	5,000,000	4,853,500
LSTAR Securities Investment Trust, Series 2015-6, Class A, 2.187%, 5/1/2020 (a)(b)	10,243,987	10,108,767
Luminent Mortgage Trust, Series 2006-5, Class A1A, 0.381%, 7/25/2036 (a)	31,826,944	22,641,688
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 0.351%, 11/25/2036 (a)	834,373	681,182
Luminent Mortgage Trust, Series 2006-2, Class X, 2.263%, 2/25/2046 (a)(d)	87,676,645	5,970,780
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.391%, 10/25/2046 (a)	26,158,956	22,541,172
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.737%, 12/25/2034 (a)	42,729	40,139
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 2.761%, 1/25/2035 (a)	676,043	670,837
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.502%, 3/25/2035 (a)	3,142,390	3,105,939
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 2.507%, 6/25/2035 (a)	1,379,552	1,299,952
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.387%, 7/25/2035 (a)	519,630	456,910
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 6.000%, 12/25/2035 (a)	18,869,613	15,329,674
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X2, 0.900%, 12/25/2046 (d)	134,459,168	6,185,122
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X1, 0.900%, 12/25/2046 (d)	214,970,665	10,060,627
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class IX3, 0.500%, 1/25/2047 (a)(d)	110,341,541	2,615,095
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 0.341%, 3/25/2047 (a)	3,156,719	2,669,637
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	1,309,177	1,142,650
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR4, Class A1, 0.441%, 8/25/2037 (a)	2,023,600	1,344,480
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 4.007%, 9/25/2035 (a)	19,158,143	17,516,290
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AJ, 5.676%, 5/12/2039 (a)	5,000,000	5,029,000
Merrill Lynch-CFC Commercial Mortgage Trust, Series 2006-1, Class B, 5.566%, 2/12/2039 (a)	2,500,000	2,500,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.297%, 2/15/2046 (a)(b)(c)	10,000,000	9,622,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, 4.158%, 5/15/2046 (a)(b)(c)	6,500,000	6,197,100
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.833%, 2/15/2047 (a)(b)	5,000,000	4,857,500
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, 4.897%, 4/15/2047 (a)(b)	10,000,000	9,605,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.758%, 6/15/2047 (a)(b)	10,500,000	9,933,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.732%, 8/15/2047	5,000,000	5,149,951
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class C, 4.452%, 8/15/2047 (a)	10,000,000	10,045,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.500%, 8/15/2047	3,500,000	3,343,550
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	6,000,000	6,034,200
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class A, 1.336%, 8/14/2016 (a)(b)	12,000,000	11,965,200
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (a)	6,000,000	5,347,200
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ, 5.438%, 3/15/2044	10,000,000	10,154,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AM, 5.683%, 4/15/2049 (a)	$15,000,000	$15,619,500
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AMFX, 5.683%, 4/15/2049 (a)	9,700,000	10,095,760
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJFX, 6.115%, 12/12/2049 (a)	2,000,000	1,940,200
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 2.804%, 3/25/2036 (a)	3,159,178	2,603,163
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 2.804%, 3/25/2036 (a)	15,061,865	12,653,473
Morgan Stanley Mortgage Loan Trust, Series 2007-13, Class 6A1, 6.000%, 10/25/2037	4,972,454	4,033,157
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (a)	17,726,823	10,526,188
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (a)	6,837,033	4,151,446
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (a)	17,005,562	10,096,202
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	11,171,871	8,625,802
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 2/25/2047 (a)	1,454,717	1,134,680
MortgageIT Trust, Series 2006-1, Class 1A2, 0.391%, 4/25/2036 (a)	3,202,641	2,417,994
MortgageIT Trust, Series 2006-1, Class 2A1A, 0.401%, 4/25/2036 (a)	7,703,348	6,694,980
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 2.902%, 8/25/2035 (a)	7,336,985	7,332,583
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.003%, 2/25/2036 (a)	1,997,183	1,644,880
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-WF1, Class A6, 5.840%, 6/25/2036 (a)	1,897,933	1,097,954
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A1A, 0.361%, 12/25/2036 (a)	15,009,525	11,549,829
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 0.361%, 12/25/2036 (a)	523,876	406,475
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 0.447%, 1/26/2036 (a)(b)	7,037,372	5,767,830
NRTL Trust, Series 2015-1, Class A1, 5.000%, 4/25/2018 (b)	13,389,303	13,121,517
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 0.351%, 2/25/2037 (a)	6,642,866	5,560,079
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 0.741%, 5/25/2037 (a)	12,245,936	8,551,337
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.691%, 10/25/2035 (a)	124,749	113,285
RAIT Trust, Series 2014-FL2, Class B, 2.337%, 5/13/2031 (a)(b)	650,000	650,780
RAIT Trust, Series 2015-FL4, Class B, 2.483%, 12/15/2031 (a)(b)	491,609	491,609
RAIT Trust, Series 2015-FL4, Class D, 4.373%, 12/15/2031 (a)(b)	2,949,513	2,949,513
Residential Accredit Loans, Inc. Trust, Series 2005-QA4, Class A31, 3.095%, 4/25/2035 (a)	8,810,221	8,341,517
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A6, 5.500%, 6/25/2035 (c)	6,044,098	5,623,428
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	5,922,414	5,330,173
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A5, 5.500%, 6/25/2035	1,104,050	1,048,185
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 0.691%, 7/25/2035 (a)	852,283	736,031
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 1.541%, 8/25/2035 (a)	11,180,195	9,204,654
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	17,160,403	15,573,066
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A3, 5.500%, 8/25/2035	2,361,197	2,275,722
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	14,515,887	11,492,228
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class 1A, 0.891%, 11/25/2035 (a)	1,907,626	1,375,017
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A3, 5.750%, 11/25/2035	15,096,345	13,375,362
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 1.101%, 1/25/2036 (a)	18,616,910	14,173,054
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 0.691%, 2/25/2036 (a)	1,566,287	1,171,739
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 0.691%, 2/25/2036 (a)	5,939,386	4,443,255
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 0.891%, 2/25/2036 (a)	14,631,906	10,498,393
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.191%, 2/25/2036 (a)	2,643,056	1,903,000
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	5,273,778	4,627,740

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 0.591%, 3/25/2036 (a)	$6,658,039	$4,755,171
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 0.891%, 3/25/2036 (a)	11,631,914	8,315,655
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	6,338,692	5,576,781
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	4,119,950	3,405,551
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	5,886,301	4,933,897
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	856,942	727,630
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 0.371%, 7/25/2036 (a)	11,811,873	7,759,219
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	5,604,411	4,617,475
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 0.381%, 8/25/2036 (a)	15,205,253	11,971,095
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A5, 0.491%, 8/25/2036 (a)	3,119,223	2,054,632
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	542,654	438,085
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	8,466,569	6,933,273
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	5,014,548	4,291,951
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	7,745,824	6,344,604
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	364,632	299,582
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	9,865,886	8,385,017
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A3, 6.000%, 9/25/2036	1,101,086	902,010
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.491%, 11/25/2036 (a)	5,803,155	3,751,159
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	3,046,390	2,621,114
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,569,442	1,332,143
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	7,927,550	6,701,158
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 1A4, 6.250%, 12/25/2036	8,798,255	7,343,024
Residential Accredit Loans, Inc. Trust, Series 2007-QA1, Class A3, 0.361%, 1/25/2037 (a)(c)	32,487,597	24,745,802
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A6, 6.250%, 1/25/2037	7,598,170	6,336,874
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AV, 0.335%, 2/25/2037 (a)(d)	82,606,552	1,222,577
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 0.291%, 5/25/2037 (a)	3,631,942	2,758,096
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	2,126,152	1,783,629
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	2,468,316	1,938,122
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 0.471%, 8/25/2035 (a)	9,848,438	8,598,671
Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.501%, 12/25/2034 (a)	33,038	32,545
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034 (c)	7,138,799	7,108,102
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	4,760,439	4,304,389
Residential Asset Securitization Trust, Series 2005-A11, Class 1AX, 0.309%, 10/25/2035 (a)(d)	63,938,688	895,142
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.641%, 10/25/2035 (a)	349,264	298,027
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	5,580,716	5,170,534
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 0.641%, 11/25/2035 (a)	1,630,375	1,330,060
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 3.178%, 2/25/2036 (a)	409,466	360,862
Residential Funding Mortgage Securities Trust, Series 2006-S3, Class A1, 5.500%, 3/25/2036	10,052,754	9,060,547
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	248,787	227,665
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	6,805,812	6,227,318
Residential Funding Mortgage Securities Trust, Series 2007-S6, Class 2A5, 0.691%, 6/25/2037 (a)	4,142,662	3,383,312
Resource Capital Corp., Series 2015-CRE3, Class A, 1.587%, 3/15/2032 (a)(b)	10,000,000	10,009,000
Sequoia Mortgage Trust, Series 2013-3, Class A2, 2.500%, 3/25/2043 (a)	8,710,838	8,434,705
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 4.928%, 10/20/2046 (a)	9,103,077	8,612,421

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 2.406%, 2/25/2035 (a)	$750,429	$680,714
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 2.556%, 2/25/2035 (a)	378,960	350,955
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 2.579%, 2/25/2035 (a)(c)	7,337,364	7,088,627
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 2.600%, 3/25/2035 (a)	3,794,706	3,478,227
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 1.015%, 5/25/2035 (a)(d)	106,996,822	3,370,400
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 2.533%, 5/25/2035 (a)(c)	7,843,744	7,323,703
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 2.509%, 7/25/2035 (a)	7,773,113	6,218,490
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.150%, 8/25/2035 (a)	8,922,489	8,336,282
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 2.495%, 9/25/2035 (a)	2,511,487	2,298,513
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 4.602%, 9/25/2035 (a)	22,039,577	18,989,300
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 5.234%, 10/25/2035 (a)	21,600,877	18,870,526
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1, 4.943%, 11/25/2035 (a)(c)	6,338,250	5,305,116
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 5A2, 2.519%, 2/25/2036 (a)	13,695,017	11,777,715
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.411%, 5/25/2037 (a)	9,606,206	7,913,593
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2X, 1.000%, 7/25/2036 (d)	9,433,718	440,555
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 1X, 0.600%, 1/25/2037 (d)	37,577,433	1,146,112
Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5X1, 2.379%, 3/25/2046 (a)(d)	27,128,013	878,948
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4X, 2.490%, 5/25/2046 (a)(d)	28,553,790	3,115,219
Structured Asset Mortgage Investments II Trust, Series 2007-AR6, Class A1, 1.670%, 8/25/2047 (a)	20,272,350	17,028,774
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.369%, 3/25/2033 (a)	71,685	70,072
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	670,585	636,519
Structured Asset Securities Corp. Trust, Series 2005-17, Class 5A1, 5.500%, 10/25/2035	3,564,214	3,358,202
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 5.289%, 7/25/2036 (a)(c)	6,630,645	3,638,235
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 4.958%, 8/10/2049 (a)(b)	2,000,000	2,166,800
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.889%, 5/10/2063 (a)(b)(c)	7,000,000	6,307,700

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AJ, 5.413%, 12/15/2043 (a)	$25,078,000	$25,644,763
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, 5.997%, 6/15/2045 (a)(c)	7,705,000	7,742,755
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B, 5.715%, 6/15/2049 (a)	3,500,000	3,378,900
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class B, 5.951%, 2/15/2051 (a)	5,000,000	5,089,500
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 5.951%, 2/15/2051 (a)	2,000,000	1,953,200
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 0.341%, 8/25/2036 (a)	6,038,843	4,027,908
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 0.271%, 1/25/2037 (a)	3,821,381	2,636,753
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 0.371%, 1/25/2037 (a)	6,464,335	4,525,034
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S12, Class 3A, 5.000%, 11/25/2018	473,959	473,296
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR18, Class 3A1, 4.325%, 1/25/2036 (a)(c)	6,320,408	6,005,652
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 1.974%, 11/25/2036 (a)	2,638,796	2,401,304
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A3, 4.363%, 2/25/2037 (a)	16,852,011	15,837,520
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 3A1, 4.474%, 5/25/2037 (a)	6,125,116	5,832,336
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A1, 4.536%, 7/25/2037 (a)	16,229,288	14,768,652
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR1, Class X, 0.540%, 1/25/2046 (a)(d)	170,024,888	3,825,560
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class X, 0.503%, 2/25/2046 (a)(d)	24,635,035	367,062
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR7, Class CXPP, 0.468%, 7/25/2046 (a)(d)	68,569,159	1,330,242
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A, 1.170%, 8/25/2046 (a)	24,984,719	22,338,837
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11, Class 1XPP, 0.560%, 9/25/2046 (a)(d)	163,704,691	3,126,760
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11, Class 3XPP, 0.594%, 9/25/2046 (a)(d)	137,793,652	2,645,638
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-7, Class 2CB1, 5.500%, 8/25/2035	3,817,359	3,633,744
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-AR1, Class A1A, 0.451%, 12/25/2035 (a)	928,654	785,084
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-11, Class A2, 5.750%, 1/25/2036	6,121,882	5,510,918
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR1, Class X2, 1.388%, 2/25/2036 (a)(d)	33,624,501	1,997,295
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A1, 0.311%, 10/25/2036 (a)	18,173,578	10,467,981

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A5, 6.126%, 10/25/2036 (a)	$12,844,113	$9,112,898
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OC1, Class A1, 0.431%, 5/25/2037 (a)	8,645,375	6,555,788
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OC1, Class A4, 0.511%, 5/25/2037 (a)	9,257,189	6,806,811
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OC2, Class A3, 0.501%, 6/25/2037 (a)	4,055,977	3,250,054
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR4, Class X2, 0.670%, 6/25/2046 (a)(d)	66,378,332	1,433,772
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class DXPP, 0.743%, 7/25/2046 (a)(d)	60,754,859	2,059,590
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR6, Class 2XPP, 0.594%, 8/25/2046 (a)(d)	141,124,770	2,653,146
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR8, Class 3X1, 1.320%, 10/25/2046 (a)(d)	45,869,316	2,293,466
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR9, Class CX2P, 1.244%, 11/25/2046 (a)(d)	130,330,108	5,382,633
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA1, Class CX2P, 1.533%, 12/25/2046 (a)(d)	202,220,292	11,930,997
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class CX2P, 1.039%, 1/25/2047 (a)(d)	157,699,738	6,166,060
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA4, Class XPPP, 0.794%, 4/25/2047 (a)(d)	106,245,921	2,921,763
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 2.608%, 12/28/2037 (a)	715,260	617,984
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.540%, 5/15/2048	10,000,000	10,238,000
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class AS, 4.067%, 9/15/2048	10,000,000	10,412,000
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 5.193%, 10/25/2035 (a)	475,412	263,093
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.612%, 7/25/2036 (a)	254,383	239,095
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 2.738%, 7/25/2036 (a)	242,478	230,742
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 2.737%, 8/25/2036 (a)	1,039,291	963,527
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 6.013%, 10/25/2036 (a)	4,614,969	4,394,374
Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A5, 6.000%, 7/25/2037	812,606	775,063
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	1,921,425	1,796,532
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.266%, 6/15/2044 (a)(b)	8,704,568	9,206,822
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class D, 4.803%, 11/15/2045 (a)(b)(c)	9,000,000	9,013,500
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 4.000%, 6/15/2046 (a)(b)	8,470,000	8,019,396
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class D, 5.126%, 12/15/2046 (a)(b)	8,229,000	8,226,531
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/15/2047 (a)	5,000,000	5,107,500

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.678%, 8/15/2047	$8,000,000	$8,338,400
WinWater Mortgage Loan Trust, Series 2015-3, Class A15, 3.500%, 3/20/2045 (b)	9,443,574	9,595,615

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,357,376,244)		3,370,551,586

Corporate Obligations – 5.23%
Financials – 5.23%
Banc of California, Inc., 5.250%, 4/15/2025 (c)	18,750,000	18,727,500
Bank Of America Corp., 6.250%, 9/29/2049 (a)	994,000	996,783
Brand Group Holdings, Inc., 8.500%, 6/27/2024 (b)(f)	10,000,000	10,000,000
Bremer Financial Corp., 5.200%, 12/30/2024	5,000,000	4,994,000
Brookline Bancorp, Inc., 6.000%, 9/15/2029 (a)	3,000,000	2,985,000
Cadence Financial Corp., 6.500%, 3/11/2025 (a)(b)	6,000,000	5,992,800
Citigroup, Inc., 5.900%, 12/29/2049 (a)	995,000	983,856
Community Financial Corp., 6.250%, 2/15/2025 (a)(c)	7,000,000	6,965,000
Connectone Bancorp, Inc., 5.750%, 7/1/2025 (a)(b)	12,000,000	12,000,000
Eagle Bancorp, Inc., 5.750%, 9/1/2024	12,500,000	12,687,500
Eastern Virginia Bankshares, Inc., 6.500%, 5/1/2025 (a)	9,500,000	9,488,600
EverBank Financial Corp., 5.750%, 7/2/2025	12,000,000	12,060,000
Fidelity Bank, 5.875%, 5/31/2030 (a)	21,500,000	21,474,200
Financial Institutions, Inc., 6.000%, 4/15/2030 (a)	6,000,000	5,970,000
First Bank, 6.750%, 5/1/2025 (f)	8,150,000	8,140,220
First NBC Bank Holding Co., 5.750%, 2/18/2025	15,000,000	15,000,000
Goldman Sachs Capital II, 4.000%, 6/1/2043 (a)	992,500	751,819
Heartland Financial USA, Inc., 5.750%, 12/30/2024	14,998,000	14,980,002
Luther Burbank Corp., 6.500%, 9/30/2024 (b)	32,700,000	34,662,000
Midland States Bancorp, Inc., 6.500%, 6/18/2025	10,000,000	10,000,000
Noah Bank, 9.000%, 4/17/2025 (f)	3,500,000	3,495,800
Presidio Bank, 8.000%, 9/30/2024 (b)(f)	5,000,000	4,994,000
United Financial Bancorp, Inc., 5.750%, 10/1/2024	16,200,000	16,524,000
Wachovia Capital Trust III, 5.570%, 3/15/2042 (a)	992,000	983,370

TOTAL CORPORATE OBLIGATIONS (Cost $232,453,231)		234,856,450

Mortgage Backed Securities - U.S. Government Agency Issues – 3.42%
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M2, 2.391%, 2/25/2024 (a)	3,198,000	3,224,224
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 4.691%, 2/25/2024 (a)	7,802,000	7,915,129
Federal Home Loan Mortgage Corp., Series 2014-HQ2, Class M2, 2.391%, 9/25/2024 (a)	2,000,000	1,999,000
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M1, 1.241%, 3/25/2025 (a)	3,428,456	3,415,428
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 3.991%, 3/25/2025 (a)	1,650,000	1,615,350
Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class M1, 1.291%, 5/25/2025 (a)	2,962,808	2,950,067
Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class M2, 2.141%, 5/25/2025 (a)	5,000,000	4,942,500
Federal Home Loan Mortgage Corp., Series K047, Class A2, 3.329%, 5/25/2025	3,000,000	3,107,100
Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class B, 8.141%, 5/25/2025 (a)	2,000,000	2,027,400
Federal Home Loan Mortgage Corp., Series 2015-DNA2, Class M2, 2.791%, 12/25/2027 (a)	10,000,000	10,171,000
Federal Home Loan Mortgage Corp., Series 2015-DNA2, Class M3, 4.091%, 12/25/2027 (a)	10,000,000	9,920,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Mortgage Backed Securities - U.S. Government Agency Issues – (continued)
Federal Home Loan Mortgage Corp., Series 4361, Class AI, 3.500%, 9/15/2041 (d)	$2,804,547	$480,699
Federal Home Loan Mortgage Corp., Series 4417, Class KI, 1.000%, 12/15/2043 (a)(d)	28,331,331	1,320,764
Federal Home Loan Mortgage Corp., Series 4417, Class LS, 1.000%, 11/15/2044 (a)(d)	31,749,451	1,663,671
Federal National Mortgage Association, Series 2013-M11, Class SA, 6.480%, 1/25/2018 (a)(d)	76,157,285	3,975,410
Federal National Mortgage Association, Series 2015-M4, Class ABV2, 2.369%, 7/25/2022	4,000,000	3,997,600
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.191%, 7/25/2024 (a)	5,000,000	4,559,000
Federal National Mortgage Association, Series 2014-C04, Class 2M2, 5.191%, 11/25/2024 (a)	5,000,000	5,115,500
Federal National Mortgage Association, Series 2015-C01, Class 1M2, 4.491%, 2/25/2025 (a)	13,000,000	12,858,300
Federal National Mortgage Association, Series 2015-C01, Class 2M2, 4.741%, 2/25/2025 (a)	5,550,000	5,576,085
Federal National Mortgage Association, Series 2015-M11, Class A2, 2.921%, 4/25/2025	10,000,000	9,980,000
Federal National Mortgage Association, Series 2015-C02, Class 2M1, 1.391%, 5/25/2025 (a)	4,957,819	4,937,492
Federal National Mortgage Association, Series 2015-C02, Class 1M2, 4.191%, 5/25/2025 (a)	6,500,000	6,278,350
Federal National Mortgage Association, Series 2015-C02, Class 2M2, 4.191%, 5/25/2025 (a)	5,000,000	4,835,000
Federal National Mortgage Association, Series 2015-C03, Class 1M1, 1.689%, 7/25/2025 (a)	3,000,000	3,003,300
Federal National Mortgage Association, Series 2015-C03, Class 2M1, 1.689%, 7/25/2025	3,500,000	3,504,200
Federal National Mortgage Association, Series 2015-C03, Class 2M2, 5.188%, 7/25/2025 (a)	5,700,000	5,788,920
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 5.189%, 7/25/2025	7,500,000	7,574,250
Federal National Mortgage Association, Series 2014-85, Class OI, 3.500%, 12/25/2044 (d)	11,932,089	1,999,818
Federal National Mortgage Association, Series 2015-22, Class IN, 3.000%, 3/1/2045 (d)	17,877,628	2,231,128
Government National Mortgage Association, Series 2012-20, Class CI, 3.500%, 4/20/2035 (d)	13,803,555	1,145,695
Government National Mortgage Association, Series 2012-7, Class PI, 3.500%, 1/20/2038 (d)	14,517,282	1,142,510
Government National Mortgage Association, Series 2010-127, Class NI, 4.000%, 2/20/2039 (d)	5,774,694	684,301
Government National Mortgage Association, Series 2012-47, Class PI, 3.500%, 12/20/2039 (d)	6,383,867	684,351
Government National Mortgage Association, Series 2014-118, Class HI, 4.000%, 3/20/2040 (d)	8,891,964	1,364,027
Government National Mortgage Association, Series 2014-57, Class IY, 3.500%, 2/20/2041 (d)	6,366,462	682,485
Government National Mortgage Association, Series 2012-50, Class IO, 4.000%, 4/20/2042 (d)	2,839,858	560,588
Government National Mortgage Association, Series 2013-37, Class IQ, 4.000%, 2/20/2043 (d)	3,371,135	435,214
Government National Mortgage Association, Series 2014-11, Class IO, 3.500%, 1/20/2044 (d)	13,291,938	2,456,350
Government National Mortgage Association, Series 2014-119, Class I, 4.000%, 8/20/2044 (d)	17,956,756	3,365,096

TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUES (Cost $154,610,617)		153,487,302

Preferred Stocks – 0.07%
Financials – 0.07%
Morgan Stanley	130,497	2,684,323
Wells Fargo & Co.	23,990	598,311

TOTAL PREFERRED STOCKS (Cost $3,481,416)		3,282,634

Short Term Investments – 4.94%
Financials – 2.88%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.11% (a)(g)	129,050,872	129,050,872

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value
Repurchase Agreements – 2.06%
EJF Speciality Finance Opportunities Fund LLC, 6.000%, dated 7/22/2015, due 8/22/2015, repurchase price $93,144,133 (collateralized by various corporate bonds (h), fair value $118,442,168) (f)	$92,650,000	$92,650,000

TOTAL SHORT TERM INVESTMENTS (Cost $221,700,872)		221,700,872

TOTAL INVESTMENTS – 111.36% (Cost $4,990,452,961)		4,999,879,495

Liabilities in Excess of Other Assets – (11.36%)		(509,941,303)

NET ASSETS – 100.00%		$4,489,938,192

(a)	Variable or Floating Rate Security. Rate disclosed as of July 31, 2015.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees. At July 31, 2015 the value of these securities amounted to $1,442,090,536 or 32.12% of net assets.
(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. On July 31, 2015 securities valued at $717,620,901 were pledged as collateral for reverse repurchase agreements.
(d)	Interest Only Security.
(e)	Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of these securities totals $3,503,200 or 0.08% of net assets.
(f)	Illiquid security. Total fair value of illiquid securities held as of July 31, 2015 was $119,280,020 or 2.66% of net assets.
(g)	Rate disclosed is the seven day yield as of July 31, 2015.
(h)	The fair value of securities held as collateral for the repurchase agreement as of July 31, 2015 was as follows:

Security	Principal Amount	Fair Value
Avenue Financial Holdings, 6.750%, 12/29/2024	$10,000,000	$10,300,000
Brand Group Holdings, Inc. 8.500%, 6/27/2024	15,000,000	15,000,000
Eagle Bancorp. Inc., 6.750%, 6/19/2025	10,000,000	8,375,000
First Bank, 6.750%, 5/01/2025	8,650,000	8,639,188
First Community Financial Partners, 8.625%, 9/30/2021	4,300,000	3,934,500
First Trust Corp., 7.500%, 11/20/2020	14,400,000	15,516,000
Highlands Bancorp., 8.000%, 5/16/2024	5,000,000	5,000,000
Newbridge Bancorp., 7.250%, 3/14/2024	5,000,000	5,387,500
Pacific Enterprise Banco, 8.000%, 11/24/2024	13,000,000	15,800,330
Popular, Inc., 7.000%, 7/01/2019	7,500,000	7,200,000
Presidio Bank, 8.000%, 9/30/2024	5,000,000	5,000,000
VantageSouth Bancshares 7.625%, 8/12/2023	15,000,000	18,289,650

Total		$118,442,168

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

Schedule of Open Futures Contracts

Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year ERIS Aged Standard Swap Future	December 2019	3,555	$340,610,949	$(9,273,316)
5 Year ERIS Aged Standard Swap Future	March 2020	223	21,495,706	(175,960)
5 Year ERIS Aged Standard Swap Future	June 2020	753	73,022,025	(401,909)
5 Year ERIS Aged Standard Swap Future	September 2020	595	58,051,473	(469,051)
7 Year ERIS Aged Standard Swap Future	September 2021	16	1,483,759	(54,074)
7 Year ERIS Aged Standard Swap Future	December 2021	106	10,078,109	(404,346)
7 Year ERIS Aged Standard Swap Future	March 2022	88	8,424,909	(80,891)
10 Year ERIS Aged Standard Swap Future	June 2023	16	1,553,806	1,310
10 Year ERIS Aged Standard Swap Future	September 2023	37	3,441,947	(13,335)
10 Year ERIS Aged Standard Swap Future	June 2024	(44)	(3,874,583)	75,548
10 Year ERIS Aged Standard Swap Future	September 2024	(71)	(6,303,096)	187,795
10 Year ERIS Aged Standard Swap Future	December 2024	2,950	270,853,070	(13,698,480)
10 Year ERIS Aged Standard Swap Future	March 2025	6	555,149	1,373
10 Year ERIS Aged Standard Swap Future	June 2025	1,000	95,522,800	(640,113)
10 Year ERIS Aged Standard Swap Future	September 2025	617	59,361,508	(880,312)

				$(25,825,761)

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
BNP Paribas	1.337%	7/22/2015	08/21/2015	$4,940,498	$4,935,000
BNP Paribas	1.337%	7/22/2015	08/21/2015	7,209,023	7,201,000
Credit Suisse	1.940%	7/20/2015	08/19/2015	10,768,319	10,750,938
Credit Suisse	1.830%	7/20/2015	08/19/2015	19,554,114	19,524,339
Goldman Sachs	1.787%	7/6/2015	08/06/2015	7,911,152	7,899,000
Goldman Sachs	1.186%	7/10/2015	08/10/2015	3,679,000	3,679,000
JP Morgan	1.035%	7/7/2015	10/07/2015	22,333,917	22,275,000
JP Morgan	1.436%	7/15/2015	08/14/2015	3,800,543	3,796,000
JP Morgan	1.436%	7/15/2015	08/14/2015	3,808,552	3,804,000
JP Morgan	1.436%	7/15/2015	08/14/2015	4,218,042	4,213,000
JP Morgan	1.436%	7/15/2015	08/14/2015	5,176,187	5,170,000
JP Morgan	1.436%	7/15/2015	08/14/2015	5,561,647	5,555,000
JP Morgan	1.436%	7/15/2015	08/14/2015	6,755,074	6,747,000
JP Morgan	1.436%	7/15/2015	08/14/2015	7,034,408	7,026,000
JP Morgan	1.436%	7/15/2015	08/14/2015	8,031,600	8,022,000
JP Morgan	1.436%	7/15/2015	08/14/2015	8,277,894	8,268,000
JP Morgan	1.540%	7/29/2015	08/28/2015	2,297,944	2,295,000
Mizuho	0.850%	6/29/2015	08/20/2015	898,101	897,000
Mizuho	0.850%	6/29/2015	08/20/2015	1,231,510	1,230,000
Mizuho	0.850%	6/29/2015	08/20/2015	4,012,921	4,008,000
Mizuho	0.750%	6/29/2015	08/20/2015	4,066,401	4,062,000
Mizuho	0.850%	6/29/2015	08/20/2015	5,016,151	5,010,000
Mizuho	0.850%	6/29/2015	08/20/2015	8,332,218	8,322,000
Mizuho	0.750%	6/29/2015	08/20/2015	8,727,445	8,718,000
Mizuho	0.750%	6/29/2015	08/20/2015	8,769,490	8,760,000
Mizuho	0.750%	7/21/2015	08/20/2015	8,733,455	8,728,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
RBC Capital Markets	1.679%	5/5/2015	08/05/2015	$7,231,893	$7,201,000
RBC Capital Markets	1.679%	5/5/2015	08/05/2015	7,788,270	7,755,000
RBC Capital Markets	1.679%	5/5/2015	08/05/2015	9,805,889	9,764,000
RBC Capital Markets	1.679%	5/5/2015	08/05/2015	10,298,995	10,255,000
RBC Capital Markets	1.679%	5/5/2015	08/05/2015	12,247,318	12,195,000
RBC Capital Markets	1.680%	5/12/2015	08/12/2015	12,906,169	12,851,000
RBC Capital Markets	1.680%	5/12/2015	08/12/2015	15,235,124	15,170,000
RBC Capital Markets	1.676%	5/18/2015	08/18/2015	13,852,077	13,793,000
RBC Capital Markets	1.676%	5/18/2015	08/18/2015	24,175,103	24,072,000
RBC Capital Markets	1.679%	6/8/2015	09/08/2015	14,902,667	14,839,000
RBC Capital Markets	1.679%	6/8/2015	09/08/2015	15,696,057	15,629,000
RBC Capital Markets	1.679%	6/8/2015	09/08/2015	16,569,789	16,499,000
RBC Capital Markets	1.588%	6/11/2015	12/09/2015	16,580,327	16,449,000
RBC Capital Markets	1.607%	6/30/2015	09/30/2015	10,838,322	10,794,000
RBC Capital Markets	1.607%	6/30/2015	09/30/2015	12,503,130	12,452,000
RBC Capital Markets	1.607%	6/30/2015	09/30/2015	16,904,127	16,835,000
RBC Capital Markets	1.607%	6/30/2015	09/30/2015	18,783,811	18,707,000
RBC Capital Markets	1.620%	7/22/2015	10/22/2015	7,250,895	7,221,000
RBC Capital Markets	1.620%	7/22/2015	10/22/2015	9,623,678	9,584,000
RBC Capital Markets	1.620%	7/22/2015	10/22/2015	10,519,371	10,476,000
RBC Capital Markets	1.620%	7/22/2015	10/22/2015	12,293,686	12,243,000
RBC Capital Markets	1.620%	7/22/2015	10/22/2015	13,840,062	13,783,000
RBC Capital Markets	1.620%	7/22/2015	10/22/2015	14,167,411	14,109,000
RBC Capital Markets	1.620%	7/22/2015	10/22/2015	15,290,040	15,227,000
RBC Capital Markets	1.376%	7/27/2015	08/18/2015	13,802,597	13,791,000
UBS	1.087%	7/6/2015	08/05/2015	2,398,420	2,396,250
UBS	1.386%	7/13/2015	08/12/2015	3,866,961	3,862,500
Wells Fargo	0.937%	7/24/2015	08/24/2015	8,414,784	8,408,000

					$527,256,028

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in the amount equal to at least 100% of the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2015 (Unaudited)

Statement of Assets and Liabilities

July 31, 2015 (Unaudited)

	Flexible Income Fund	Multi-Strategy Income Fund
Assets
Investments in securities at fair value (cost $378,634,398 & $4,990,452,961, respectively)	$378,889,788	$4,999,879,495
Cash	–	2,942,608
Deposit at broker for futures	809,959	14,329,183
Deposit at broker for margin claims	–	17,185,611
Receivable for fund shares sold	4,215,300	39,114,330
Receivable for investments sold	5,167,331	26,744,615
Dividends and interest receivable	3,007,516	21,918,529
Prepaid expenses	41,973	304,771

Total Assets	392,131,867	5,122,419,142

Liabilities
Payable for reverse repurchase agreements	16,491,000	527,256,028
Payable for fund shares redeemed	359,029	10,011,357
Payable for investments purchased	22,931,226	79,476,160
Payable for distributions to shareholders	25,684	6,637,055
Interest payable for reverse repurchase agreements	24,077	874,292
Variation margin on futures contracts	175,878	4,207,540
Due to Adviser	181,989	3,401,414
12b-1 fees accrued	9,764	107,766
Payable to Trustees	421	–
Payable to administrator, fund accountant, and transfer agent	8,648	443,769
Payable to custodian	–	43,578
Other accrued expenses	57,195	21,991

Total Liabilities	40,264,911	632,480,950

Net Assets	$351,866,956	$4,489,938,192

Net Assets consist of:
Paid-in capital	$351,909,155	$4,528,252,342
Accumulated undistributed net investment income (loss)	27,225	1,223,512
Accumulated net realized gain (loss) from investment transactions	(325,900)	23,138,435
Net unrealized appreciation on investments	255,390	9,426,534
Net unrealized appreciation (depreciation) on futures contracts	1,086	(25,825,761)

Net Assets	$351,866,956	$4,489,938,192

Class A:
Net Assets	$79,418,242	$524,313,714

Shares outstanding (unlimited number of shares authorized, no par value)	7,735,284	43,492,871

Net asset value (“NAV”) per share	$10.27	$12.06

Offering price per share (NAV/0.9775) (a)	$10.50	$12.33

Institutional Class:
Net Assets	$272,448,714	$3,965,624,477

Shares outstanding (unlimited number of shares authorized, no par value)	26,527,490	329,169,461

Net asset value (“NAV”) and offering price per share	$10.27	$12.05

(a)	Class A shares impose a maximum 2.25% sales charge on purchases.

See accompanying notes which are an integral part of these financial statements.

Statement of Operations

For the six-months ended July 31, 2015 (Unaudited)

	Flexible Income Fund	Multi-Strategy Income Fund
Investment Income
Dividend income	$–	$87,297
Interest income	5,557,374	139,246,157

Total Investment Income	5,557,374	139,333,454

Expenses
Investment Advisory	825,840	18,728,926
Compliance	34,617	1,633
Administration	34,571	506,906
12b-1 – Class A	31,028	698,240
Transfer agent	27,562	251,397
Trustee	27,371	12,021
Fund accounting	21,869	264,183
Legal	19,979	19,493
Registration	15,705	340,075
Insurance	11,403	13,068
Audit	10,060	21,628
Custodian	6,762	245,076
Printing	3,821	23,110
Miscellaneous	723	23,602
Interest and Commissions	146,112	4,007,077

Total Expenses	1,217,423	25,156,435

Fees contractually waived by Adviser	(251,560)	(836,895)

Net operating expenses	965,863	24,319,540

Net Investment Income	4,591,511	115,013,914

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment transactions	(574,400)	30,395,726
Net realized gain (loss) on futures contracts	248,867	(8,456,339)
Net change in unrealized appreciation (depreciation) on investments	246,074	(61,879,184)
Net change in unrealized appreciation on futures contracts	3,391	23,817,512

Net realized and unrealized loss on investments	(76,068)	(16,122,285)

Net increase in net assets resulting from operations	$4,515,443	$98,891,629

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Cash Flows

For the Six Months Ended August 31, 2015

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$98,891,629
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of short-term investments, net	(12,555,437)
Purchases of investments	(2,062,796,910)
Proceeds from sales of long-term investments	1,110,975,382
Amortization and accretion of premium and discount	(15,181,505)
Increase in payable for distribution fees	2,686,393
Increase in dividends and interest receivable	(2,050,499)
Increase in receivable for investment securities sold	(19,486,116)
Increase in prepaid expenses and other assets	(44,850)
Increase in payable for investment securities purchased	1,163,629
Decrease in payable for variation margin on futures contracts	(930,311)
Increase in accrued interest expense	(119,786)
Increase in payable to Adviser	813,635
Increase in accrued expenses	(97,697)
Unrealized depreciation on investments and futures	38,061,672
Net realized gain on investments	(30,395,726)
Net realized loss on futures	8,456,339

Net cash used in operating activities	(882,610,158)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	1,527,179,549
Payment on shares redeemed	(636,858,863)
Cash distributions paid to shareholders	(29,356,534)
Increase in payable for reverse repurchase agreements	31,279,852
Increase in payable to custodian	(7,675)

Net cash provided by financing activities	892,236,329

Net change in cash	$9,626,166
CASH:
Beginning Balance	24,831,236

Ending Balance	$34,457,402

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$4,069,449
Non-cash financing activities - distributions reinvested	84,258,948
Non-cash financing activities - increase in receivable for Fund shares sold	30,857,823
Non-cash financing activities - decrease in payable for Fund shares redeemed	4,843,577

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Statements of Changes in Net Assets

	Six-Months Ended July 31, 2015 (Unaudited)	Period Ended January 31, 2015 (a)
Increase in Net Assets due to:
Operations
Net investment income	$4,591,511	$3,310
Net realized loss on investment transactions and futures contracts	(325,533)	(78)
Net change in unrealized appreciation on investments and futures contracts	249,465	7,011

Net increase in net assets resulting from operations	4,515,443	10,243

Distributions
From net investment income, Class A	(697,257)	(567)
From net investment income, Institutional Class	(3,868,070)	(1,991)

Total Distributions	(4,565,327)	(2,558)

Capital Transactions – Class A
Proceeds from shares sold	85,779,519	161,142
Reinvestment of distributions	694,512	567
Amount paid for shares redeemed	(6,552,553)	(144)

Total Class A	79,921,478	161,565

Capital Transactions – Institutional Class
Proceeds from shares sold	298,185,054	1,085,107
Reinvestment of distributions	3,787,420	1,991
Amount paid for shares redeemed	(31,332,288)	(1,172)

Total Institutional Class	270,640,186	1,085,926

Net increase in net assets resulting from capital transactions	350,561,664	1,247,491

Total Increase in Net Assets	350,511,780	1,255,176

Net Assets
Beginning of period	1,355,176	100,000

End of period	$351,866,956	$1,355,176

Accumulated undistributed net investment income included in net assets at end of period	$27,225	$1,041

Share Transactions – Class A
Shares sold	8,280,139	16,022
Shares issued in reinvestment of distributions	67,533	56
Shares redeemed	(633,452)	(14)

Total Class A	7,714,220	16,064

Share Transactions – Institutional Class
Shares sold	29,085,147	107,528
Shares issued in reinvestment of distributions	368,343	197
Shares redeemed	(3,038,609)	(116)

Total Class Institutional Class	26,414,881	107,609

Net increase in share transactions	34,129,101	123,673

(a)	Fund commenced operations on November 3, 2014.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes in Net Assets

	For the Six-Months Ended July 31, 2015 (Unaudited)	For the Year Ended January 31, 2015
Increase in Net Assets due to:
Operations
Net investment income	$115,013,914	$143,266,233
Net realized gain (loss) on investment transactions and futures contracts	21,939,387	(7,590,035)
Net change in unrealized depreciation on investments and futures contracts	(38,061,672)	(13,421,723)

Net increase in net assets resulting from operations	98,891,629	122,254,475

Distributions
From net investment income, Class A	(12,669,726)	(29,971,324)
From net investment income, Class C	(502,750)	(2,642,689)
From net investment income, Institutional Class	(100,443,006)	(122,687,419)

Total Distributions	(113,615,482)	(155,301,432)

Capital Transactions – Class A
Proceeds from shares sold	176,142,602	499,668,422
Proceeds from exchange of Class C shares	70,864,905	–
Reinvestment of distributions	10,996,489	28,194,975
Amount paid for shares redeemed	(108,097,127)	(912,092,537)

Total Class A	149,906,869	(384,229,140)

Capital Transactions – Class C
Proceeds from shares sold	–	40,364,744
Reinvestment of distributions	326,234	1,932,353
Amount paid for shares redeemed	(3,117,006)	(13,168,317)
Amount paid for exchange into Class A shares	(70,864,905)	–

Total Class C	(73,655,677)	29,128,780

Capital Transactions – Institutional Class
Proceeds from shares sold	1,311,029,865	2,530,121,389
Reinvestment of distributions	72,936,225	88,017,231
Amount paid for shares redeemed	(449,936,253)	(827,988,190)

Total Class Institutional Class	934,029,837	1,790,150,430

Net increase in net assets resulting from capital transactions	1,010,281,029	1,435,050,070

Total Increase in Net Assets	995,557,176	1,402,003,113

Net Assets
Beginning of period	3,494,381,016	2,092,377,903

End of period	$4,489,938,192	$3,494,381,016

Accumulated undistributed net investment loss included in net assets at end of period	$1,223,512	$(174,920)

Share Transactions – Class A
Shares sold	14,480,294	41,003,845
Shares issued from exchange of Class C shares	5,814,025	–
Shares issued in reinvestment of distributions	907,311	2,317,970
Shares redeemed	(8,873,897)	(74,588,494)

Total Class A	12,327,833	(31,266,679)

Share Transactions – Class C
Shares sold	26,963	3,319,581
Shares issued in reinvestment of distributions	–	159,590
Shares redeemed	(257,149)	(1,085,304)
Shares redeemed in exchange for Class A shares	(5,833,438)	–

Total Class C	(6,063,624)	2,393,867

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes in Net Assets – (continued)

	For the Six-Months Ended July 31, 2015 (Unaudited)	For the Year Ended January 31, 2015
Share Transactions – Institutional Class
Shares sold	$107,830,294	$207,467,816
Shares issued in reinvestment of distributions	6,022,368	7,255,528
Shares redeemed	(37,039,596)	(68,178,128)

Total Class Institutional Class	76,813,066	146,545,216

Net increase in share transactions	83,077,275	117,672,404

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Six-Months Ended July 31, 2015 (Unaudited)		For the Period Ended January 31, 2015 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.14		$10.00

Income from investment operations:
Net investment income	0.18		0.10	(b)
Net realized and unrealized gain on investments	0.15		0.11

Total from investment operations	0.33		0.21

Less distributions to shareholders:
From net investment income	(0.20)		(0.07)

Total Distributions	(0.20)		(0.07)

Net asset value, end of period	$10.27		$10.14

Total Return (c)	3.34	% (d)	1.98	% (d)*

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$79,418		$214
Ratio of expenses to average net assets before waiver and reimbursement	1.62	% (e)	260.91	% (e)
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	1.48	% (e)	260.91	% (e)
Ratio of expenses to average net assets after waiver and reimbursement	1.24	% (e)	1.24	% (e)
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	1.10	% (e)	1.24	% (e)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	4.69	% (e)	(255.74	%) (e)
Ratio of net investment income (loss) to average net assets after waiver and reimbursement	5.21	% (e)	3.93	% (e)
Portfolio turnover rate	55.46	% (d)	6.41	% (d)

(a)	Class commenced operations on November 3, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not include the effects of sales charges.
(d)	Not Annualized
(e)	Annualized
*	Total Return was calculated using the traded NAV.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Six-Months Ended July 31, 2015 (Unaudited)		For the Period Ended January 31, 2015 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.14		$10.00

Income from investment operations:
Net investment income	0.21		0.13	(b)
Net realized and unrealized gain on investments	0.13		0.08

Total from investment operations	0.34		0.21

Less distributions to shareholders:
From net investment income	(0.21)		(0.07)

Total Distributions	(0.21)		(0.07)

Net asset value, end of period	$10.27		$10.14

Total Return	3.43	% (c)	2.03	% (c)*

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$272,449		$1,142
Ratio of expenses to average net assets before waiver and reimbursement	1.45	% (d)	174.34	% (d)
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	1.29%		174.34%
Ratio of expenses to average net assets after waiver and reimbursement	1.01	% (d)	0.99	% (d)
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	0.85	% (d)	0.99	% (d)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	4.49	% (d)	(167.87	%) (d)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	5.09	% (d)	5.48	% (d)
Portfolio turnover rate	55.46	% (c)	6.41	% (c)

(a)	Class commenced operations on November 3, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not Annualized
(d)	Annualized
*	Total Return was calculated using the traded NAV.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Six-Months Ended July 31, 2015 (Unaudited)		For the Period Ended January 31, 2015	For the Period Ended January 31, 2014	For the Period Ended January 31, 2013	For the Period Ended January 31, 2012 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.08		$12.17	$12.35	$10.67	$10.00

Income from investment operations:
Net investment income	0.33		0.62	0.54	0.60	0.26
Net realized and unrealized gain (loss) on investments	(0.03)		(0.09)	(0.13)	1.74	0.63

Total from investment operations	0.30		0.53	0.41	2.34	0.89

Less distributions to shareholders:
From net investment income	(0.32)		(0.62)	(0.58)	(0.61)	(0.22)
From net realized gain	–		–	(0.01)	(0.05)	–

Total Distributions	(0.32)		(0.62)	(0.59)	(0.66)	(0.22)

Net asset value, end of period	$12.06		$12.08	$12.17	$12.35	$10.67

Total Return (b)	2.54	% (c)	4.41%	3.52%	22.57%	8.95	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$524,314		$376,374	$760,039	$486,444	$26,255
Ratio of expenses to average net assets before waiver and reimbursement	1.75	% (d)	1.62%	1.91%	2.23%	3.38	% (d)
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	1.61	% (d)	1.40%	1.47%	1.90%	3.18	% (d)
Ratio of expenses to average net assets after waiver and reimbursement	1.56	% (d)	1.46%	1.68%	1.60%	2.45	% (d)
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	1.42	% (d)	1.24%	1.24%	1.26%	2.25	% (d)
Ratio of net investment income to average net assets before waiver and reimbursement	5.64	% (d)	4.69%	4.36%	4.39%	4.36	% (d)
Ratio of net investment income to average net assets after waiver and reimbursement	5.97	% (d)	4.86%	4.60%	5.02%	5.29	% (d)
Portfolio turnover rate	25.98	% (c)	54.36%	61.70%	54.56%	17.85	% (c)

(a)	Class commenced operations on June 28, 2011.
(b)	Total return does not include the effects of sales charges.
(c)	Not Annualized
(d)	Annualized

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Six-Months Ended July 31, 2015 (Unaudited)		For the Period Ended January 31, 2015	For the Period Ended January 31, 2014	For the Period Ended January 31, 2013 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.07		$12.17	$12.34	$11.71

Income from investment operations:
Net investment income	0.34		0.60	0.56	0.25
Net realized and unrealized gain (loss) on investments	(0.02)		(0.05)	(0.10)	0.65

Total from investment operations	0.32		0.55	0.46	0.90

Less distributions to shareholders:
From net investment income	(0.34)		(0.65)	(0.62)	(0.22)
From net realized gain	–		–	(0.01)	(0.05)

Total Distributions	(0.34)		(0.65)	(0.63)	(0.27)

Net asset value, end of period	$12.05		$12.07	$12.17	$12.34

Total Return (b)	2.66	% (c)	4.60%	3.88%	7.75	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,965,625		$3,045,031	$1,287,772	$445,187
Ratio of expenses to average net assets before waiver and reimbursement	1.45	% (d)	1.37%	1.66%	1.89	% (d)
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	1.23	% (d)	1.15%	1.22%	1.54	%(d)
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	1.19	% (d)	1.21%	1.43%	1.34	% (d)
Ratio of expenses to average net assets after waiver and reimbursement	0.99	% (d)	0.99%	0.99%	0.99	% (d)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	5.59	% (d)	4.84%	4.58%	4.52	% (d)
Ratio of net investment income (loss) to average net assets after waiver and reimbursement	6.05	% (d)	5.01%	4.81%	5.02	% (d)
Portfolio turnover rate	25.98	% (c)	54.36%	61.70%	54.56	% (c)

(a)	Class commenced operations on August 16, 2012.
(b)	Total return does not include the effects of sales charges.
(c)	Not Annualized
(d)	Annualized

See accompanying notes which are an integral part of these financial statements.

Angel Oak Funds

Notes to the Financial Statements (Unaudited)

July 31, 2015

NOTE 1. ORGANIZATION

Angel Oak Funds Trust (the “Trust”) is a Delaware statutory trust organized on June 20, 2014 and registered with the U.S. Securities and Exchange Commission as an open-end management investment company, as defined in the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of two series, Angel Oak Flexible Income Fund and Angel Oak Multi-Strategy Income Fund (the “Funds”). The Funds offer two classes of shares to investors, Class A shares and Institutional shares. Class A shares charge a 2.25% front-end sales charge and a 0.25% 12b-1 fee. Institutional shares do not charge front-end or back-end sales charges and no 12b-1 fees. The Angel Oak Flexible Income Fund commenced operations on November 3, 2014 and the Angel Oak Multi-Strategy Income Fund commenced operations on August 16, 2012. There are an unlimited number of authorized shares in each Class. The investment objective of the Flexible Income Fund is to seek current income with a secondary objective of total return. The investment objective of the Multi-Strategy Income Fund is current income. The Flexible Income Fund is a non-diversified series of the Trust and the Multi-Strategy Income Fund is a diversified series of the Trust.

The Angel Oak Multi-Strategy Income Fund is the successor in interest to a fund having the same name and investment objective that was included as a series of another investment company, Valued Advisers Trust, and that was also advised by the Fund’s investment adviser, Angel Oak Capital Advisors, LLC (the “Predecessor Fund”). On March 26, 2015, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Fund, and effective as of the close of business on April 10, 2015, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation and fair value measurements – The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Angel Oak Funds

Notes to the Financial Statements (Unaudited) - (continued)

July 31, 2015

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (“Board”). The Valuation Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports periodically to the Board. The Valuation Oversight Committee has delegated to the Pricing Committee the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. The Pricing Committee reports periodically to the Valuation Oversight Committee.

The following is a summary of the inputs used to value each Fund’s net assets as of July 31, 2015:

Flexible Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$870,000	$–	$870,000
Collateralized Loan Obligations	–	170,698,840	–	170,698,840
Collateralized Mortgage Obligations	–	99,516,352	–	99,516,352
Corporate Obligations	–	74,026,970	–	74,026,970
Mortgage-Backed Securities - U.S. Government Agency Issues	–	1,903,634	–	1,903,634
Short Term Investments	31,873,992	–	–	31,873,992
Total	$31,873,992	$347,015,796	$–	$378,889,788
Other Financial Instruments
Futures Contracts*	$1,086	$–	$–	$1,086
Reverse Repurchase Agreements	–	(16,491,000)	–	(16,491,000)
Total	$1,086	$(16,491,000)	$–	$(16,489,914)

Multi-Strategy Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$270,315,047	$–	$270,315,047
Collateralized Loan Obligations	–	745,685,604	–	745,685,604
Collateralized Mortgage Obligations	–	3,370,551,586	–	3,370,551,586
Corporate Obligations	–	234,856,450	–	234,856,450
Mortgage-Backed Securities - U.S. Government Agency Issues	–	153,487,302	–	153,487,302
Preferred Stocks	3,282,634	–	–	3,282,634
Short Term Investments	129,050,872	92,650,000	–	221,700,872
Total	132,333,506	4,867,545,989	–	4,999,879,495
Other Financial Instruments
Futures Contracts*	$(25,825,761)	$–	$–	$(25,825,761)
Reverse Repurchase Agreements	–	(527,256,028)	–	(527,256,028)
Total	$(25,825,761)	$(527,256,028)	$–	$(553,081,789)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Angel Oak Funds

Notes to the Financial Statements (Unaudited) - (continued)

July 31, 2015

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

See the Schedule of Investments for further disaggregation of investment categories. There were no transfers in or out of Levels 1, 2, or 3 for the period ending July 31, 2015. Transfers between levels are recognized at the end of the reporting period.

Federal Income Taxes – The Funds intend to elect and continue to qualify to be taxed as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal period ended January 31, 2015, the Funds did not incur any interest or penalties. The Funds are subject to examination by US. Federal tax authorities for all tax years since inception.

Security Transactions and Income Recognition – Investment security transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method. Dividend income and corporate transactions, if any, are recorded on the ex-date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the statement of operations.

Expenses – Each share class is charged for those expenses that are directly attributable to that share class.

Dividends and Distributions – The Funds intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on a monthly basis. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains, if any, at least annually. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the period ended January 31, 2015, certain differences were reclassified. These differences were due to net operating losses reclassified to reduce short-term capital gains; the amounts did not affect net assets. The reclassifications were as follows:

	Paid-in capital	Accumulated net investment income (loss)	Accumulated net realized loss from investment transactions
Flexible Income Fund	$–	$289	$(289)
Multi-Strategy Income Fund	$–	$12,032,562	$(12,032,562)

Share Valuation – The NAV per share of a class of shares of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Angel Oak Funds

Notes to the Financial Statements (Unaudited) - (continued)

July 31, 2015

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Indemnifications – Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees are indemnified for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Restricted Securities – The Funds may invest up to 15% of their net assets in securities that are illiquid, which includes securities with legal or contractual restriction on their disposition, and securities for which there are no readily available market quotations. The Pricing and Valuation Oversight Committees will determine the value of such securities in good faith pursuant to procedures adopted by the Board. Illiquid securities present the risks that the Funds may have difficulty valuing these holdings and /or may be unable to sell these holdings at the time or priced desired. There are no restrictions on the Funds ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board.

Repurchase Agreements – Repurchase agreements are transactions by which the Funds purchase a security and simultaneously commit to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, the Funds will seek to liquidate such collateral. The exercise of the Funds’ right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss.

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds’ seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing their rights.

Mortgage-Backed and Asset-Backed Securities Risks – Prepayment risk is associated with mortgage-backed and asset-backed securities, including collateralized loan obligations (“CLOs”). If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Funds’ investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Funds to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize these instruments may depend on the ability of the Funds’ Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Funds may invest could negatively impact the value of the Funds’ investments. To the extent the Funds focus their investments in particular types of mortgage-backed or asset-backed securities, including CLOs, the Funds may be more susceptible to risk factors affecting such types of securities.

Angel Oak Funds

Notes to the Financial Statements (Unaudited) - (continued)

July 31, 2015

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Futures Contracts – The Funds may enter into futures contracts to hedge various investments for risk management. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Funds’ cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 3 for information on futures contract activity during the period ended July 31, 2015.

NOTE 3. DERIVATIVE TRANSACTIONS

The following tables present a summary of the value of derivative instruments, not accounted for as hedging instruments as of July 31, 2015 and the effect of derivative instruments on the Statement of Operations for the period ended July 31, 2015.

At July 31, 2015:

Flexible Income Fund

Derivatives	Type of Derivative Risk	Statement of Assets and Liabilities Location	Variation Margin on Futures Contracts
Futures Contracts	Interest Rate	Variation margin on futures contracts	$ 175,878

The effect of derivative instruments on the Statement of Operations for the period ended July 31, 2015:

Derivatives	Type of Derivative Risk	Location of Loss on Derivatives in Income	Change in Unrealized Appreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation on futures contracts	$ 3,391

The average monthly notional value of long and short futures contracts during the period ended July 31, 2015 was $31,381,726 and ($2,143,188), respectively.

Multi-Strategy Income Fund

Derivatives	Type of Derivative Risk	Statement of Assets and Liabilities Location	Variation Margin on Futures Contracts
Futures Contracts	Interest Rate	Variation margin on futures contracts	$4,207,540

Angel Oak Funds

Notes to the Financial Statements (Unaudited) - (continued)

July 31, 2015

NOTE 3. DERIVATIVE TRANSACTIONS – (continued)

The effect of derivative instruments on the Statement of Operations for the period ended July 31, 2015:

Derivatives	Type of Derivative Risk	Location of Loss on Derivatives in Income	Change in Unrealized Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized depreciation on futures contracts	$23,817,512

The average monthly notional value of long and short futures contracts during the period ended July 31, 2015 was $841,621,486 and ($2,933,208), respectively.

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2015.

Flexible Income Fund

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$175,878	$–	$175,878	$–	$175,878	$–

Multi-Strategy Income Fund

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$4,207,540	$–	$4,207,540	$–	$4,207,540	$–

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of July 31, 2015, the Funds were not subject to any netting agreements.

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the management agreement, on behalf of the Funds (the “Agreement”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.89% of the average daily net assets of the Funds.

Angel Oak Funds

Notes to the Financial Statements (Unaudited) - (continued)

July 31, 2015

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

As of July 31, 2015, the Adviser contractually agreed to waive or limit its fees and to assume other expenses of the Funds until May 31, 2016, so that the Total Annual Fund Operating Expenses does not exceed 0.85% and 0.99% for the Flexible Income Fund and Multi-Strategy Income Fund, respectively. This operating expense limitation does not apply to any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses.

The waiver and/or reimbursement by the Adviser with respect to the Funds is subject to repayment by the Funds within three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above or the expense limitations in place at the time of the waiver and/or reimbursement (whichever is lower). The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at July 31, 2015 are as follows.

	Recoverable through January 31, 2016	Recoverable through January 31, 2017	Recoverable through January 31, 2018	Recoverable through January 31, 2019
Flexible Income Fund	$–	$–	$131,604	$251,560
Multi-Strategy Income Fund	$1,127,657	$3,869,799	$4,750,559	$1,028,575

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountants and transfer agents. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodians, transfer agents and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration services for the period ended July 31, 2015, are disclosed in the Statement of Operations.

Employees of USBFS serve as Officers of the Trust.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A shares. The Distribution Plan provides that the Funds may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares. No distribution fees are paid by Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. For the period ended July 31, 2015, Flexible Income Fund and Multi-Strategy Income Fund incurred distribution fees of $31,028 and $698,240, respectively.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended July 31, 2015, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Purchases	Sales
Flexible Income Fund	$453,168,845	$106,802,598
Multi-Strategy Income Fund	$2,062,796,910	$1,110,975,382

For the period ended July 31, 2015, there were no long-term purchases or sales of U.S. Government securities for the Funds.

Angel Oak Funds

Notes to the Financial Statements (Unaudited) - (continued)

July 31, 2015

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2015, Charles Schwab & Co. (“Schwab”) owned, as record shareholder, 65% of the outstanding shares of Flexible Income Fund. At July 31, 2015, UBS owned, as record shareholder, 30% of the outstanding shares of Multi-Strategy Income Fund. It is not known whether Schwab, UBS, or any other underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds.

NOTE 7. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the period ended January 31, 2015 and January 31, 2014 were as follows:

	Flexible Income Fund	Multi-Strategy Income Fund
	2015	2015	2014
Distributions paid from:
Ordinary Income	$2,558	$153,065,988	$82,564,518
Net Long-Term Capital Gain	$–	$–	$137,797
Total	$2,558	$153,065,988	$82,702,315

At January 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Flexible Income Fund	Multi-Strategy Income Fund
Tax cost of Investments	1,439,209	3.965,137,592
Unrealized Appreciation	11,729	113,081,226
Unrealized Depreciation	(2,413)	(41,775,508)
Net unrealized Appreciation	9,316	71,305,718
Undistributed Ordinary Income	1,041	(172,031)
Undistributed Long-Term Gain (Loss)	–	–
Distributable Earnings	1,041	(172,031)
Other Accumulated Gain (Loss)	(2,672)	(94,723,984)
Total Accumulated Gain (Loss)	7,685	(23,590,297)

As of January 31, 2015, the Flexible Income Fund had no capital loss carry forwards available to offset future gains. The Multi-Strategy Income Fund has available for federal tax purposes an unused capital loss carryforward of $50,871,174, which is available for offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

	Flexible Income Fund	Multi-Strategy Income Fund
No expiration short-term	–	$30,927,914
No expiration long-term	–	$19,943,259
Total	–	$50,871,173

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the tax period ended January 31, 2015, the Flexible Income Fund and Multi-Strategy Income Fund deferred on a tax basis, post-October losses of $2,672 and $43,849,821, respectively.

Angel Oak Funds

Notes to the Financial Statements (Unaudited) - (continued)

July 31, 2015

NOTE 8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will on the Funds’ financial statement disclosures.

NOTE 9. SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the below.

Effective August 3, 2015, the Funds offer a third class of shares to investors, Class C shares. Class C shares charge a 1.00% deferred sales charge on shares redeemed within one year of purchase and a 1.00% 12b-1 fee.

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the tax year ended January 31, 2015, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%.

For the taxable year ended January 31, 2015, the Flexible Income Fund and Multi-Strategy Income Fund paid qualified dividend income of 0.00% and 0.11%, respectively.

For the taxable year ended January 31, 2015, the percentage of ordinary income dividends paid by the Flexible Income Fund and Multi-Strategy Income Fund that qualifies for the dividends received deduction available to corporations was 0.00% and 0.11%, respectively.

2. Disclosure of Portfolio Holdings

The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available on the website of the SEC at http://www.sec.gov.

3. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 751-4324 and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.

4. Compensation of Trustees

During the fiscal year, each Trustee who is not an “interested person” of the Trust (i.e., an “Independent Trustee”) received an annual retainer of $30,000, paid quarterly. Independent Trustees are permitted reimbursement for out-of-pocket expenses incurred in connection with attendance at meetings.

5. Statement Regarding the Basis for Approval of Investment Advisory Agreement

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at the in-person organizational meeting held on October 14, 2014 (the “Meeting”), the Board of Trustees (the “Board”) of Angel Oak Funds Trust (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Investment Advisory Agreement” or the “Agreement”) between the Trust, on behalf of the Angel Oak Multi-Strategy Income Fund (the “Fund”), and Angel Oak Capital Advisors, LLC (the “Adviser” or “Angel Oak”) for an initial two year period. The Fund is the successor to another fund, which was reorganized into the Fund on April 10, 2015 (the “Predecessor Fund”). The Predecessor Fund was also managed by Angel Oak and had the same investment objective and strategies as the Fund.

The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the adoption of the Agreement, and it is the duty of the Adviser to furnish the Trustees with such information that is responsive to their request. Accordingly, in determining whether to adopt the Investment Advisory Agreement between the Adviser and the Trust with respect to the Fund, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser and by the Fund’s administrator that provided the Board with information regarding the estimated fees and expenses of the Fund, as compared to other similar mutual funds.

Following their review and consideration, the Trustees determined that the Investment Advisory Agreement with respect to the Fund would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, the Board, including those Trustees who are not considered to be “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the adoption of the Investment Advisory Agreement. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also carefully considered the profitability data and comparative fee and expense information prepared by Trust management. In considering the Investment

Advisory Agreement with respect to the Fund, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decision:

The nature, extent and quality of the advisory services to be provided. The Trustees concluded that Angel Oak is capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past to the Predecessor Fund, Angel Oak’s management capabilities demonstrated with respect to the Predecessor Fund, the professional qualifications and experience of each of the portfolio managers of the Fund, Angel Oak’s investment and management oversight processes, and the competitive investment performance of the Predecessor Fund. The Trustees also determined that Angel Oak proposed to provide investment advisory services that were of the same quality as services provided to the Predecessor Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s proposed operations, the competitive landscape of the investment company business and investor needs. On the basis of the Trustees’ assessment of the nature, extent and quality of the advisory services to be provided by Angel Oak, the Trustees concluded that Angel Oak is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other comparable investment companies.

The past performance of the Fund. The Board considered the past performance of the Predecessor Fund based on materials provided by Angel Oak and independent information obtained from Morningstar. The Board noted that the Predecessor Fund may not be a strong fit for the Morningstar Multi-sector Bond category, but believed that information regarding the funds in such category was relevant given that the category was assigned by Morningstar based on an independent, objective analysis of the Predecessor Fund’s portfolio. The Board noted that the performance of the Predecessor Fund’s Class A shares for the 1- and 3-year periods ended August 31, 2014 had outperformed the median and average performance for funds in the Multi-sector Bond category and placed the Predecessor Fund in the 12th and 8th percentiles, respectively. The Board noted that the performance reflected positively on Angel Oak’s experience and ability to successfully implement the Fund’s strategies.

The cost of advisory services to be provided and the expected level of profitability. On the basis of comparative information derived from the expense data that was included in the Board materials, the Trustees determined that the overall projected expense ratio of the Fund is generally higher than the average expense ratio for funds in Morningstar’s Multi-sector Bond category. However, the Board noted that the quality of services provided by Angel Oak and the past performance of the Predecessor Fund demonstrated that the proposed advisory fee still offered an appropriate value for the Fund and its shareholders. The Trustees also noted that Angel Oak had proposed a contractual commitment for the benefit of shareholders of the Fund to limit the Fund’s operating expenses through May 31, 2016.

The Board also reviewed the fees that Angel Oak charges its other clients for discretionary portfolio management services, noting that the firm has a variety of account types with different fee arrangements. The Board took into account the unique management requirements involved in managing a registered investment company as opposed to other types of client accounts.

The Board also focused on Angel Oak’s projected level of profitability with respect to the Fund, and noted that Angel Oak’s expected level of profitability was acceptable and not unreasonable. Accordingly, on the basis of the Board’s review of the fees to be charged by Angel Oak for investment advisory services, the investment advisory and other services to be provided to the Fund by Angel Oak, and the estimated level of profitability from Angel Oak’s relationship with the Fund, the Board concluded that the level of investment advisory fees and Angel Oak’s projected profitability are appropriate in light of the advisory fee and overall expense ratio of comparable investment companies.

The extent to which economies of scale may be realized as the Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the Fund’s investment advisory fee will not decrease as the Fund’s assets grow because it will not be subject to investment advisory fee breakpoints, the Trustees concluded that the Fund’s investment advisory fee is appropriate in light of the projected size of the Fund, and appropriately reflects the current economic environment for Angel Oak and the competitive nature of the mutual fund market. The Board also noted that, although the Fund will not be subject to investment advisory fee breakpoints, the Fund’s advisory fee will be lower than the Predecessor Fund’s advisory fee at its lowest breakpoint. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to Angel Oak with respect to the Fund, in the future at which time the implementation of fee breakpoints on the Fund could be considered.

Benefits to Angel Oak from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that will be derived by Angel Oak from its relationship with the Fund, including “soft dollar” benefits in connection with Fund brokerage transactions are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations. In approving the Investment Advisory Agreement, the Trustees determined that Angel Oak has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that Angel Oak has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment, including the Operating Expense Limitation Agreement under which Angel Oak has undertaken to waive a portion of its fees to the benefit of Fund shareholders to the extent necessary in accordance with the terms of the Operating Expense Limitation Agreement. The Board also considered matters with respect to the brokerage practices of Angel Oak, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.

Following further discussion and the consideration of questions raised by the Independent Trustees, the Trustees determined that they had received sufficient information relating to the Fund to consider the approval of the Investment Advisory Agreement. It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them for use at the meeting with respect to the proposed contract and the presentation of the representatives of Angel Oak. In reaching their conclusion with respect to the approval of the Investment Advisory Agreement and the level of fees to be paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision making process. They noted the level and quality of investment advisory services provided by Angel Oak to the Predecessor Fund, and they found that these services will benefit the Fund and its shareholders and also reflected management’s overall commitment to the growth and development of the Fund.

6. Trustees and Officers

The business of the Funds is managed under the direction of the Board. The Board formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free 1-855-751-4324.

Name and year of birth	Position with the Trust and tenure	Funds in complex overseen by Trustee	Principle occupation(s) during the past five years	Other directorships held during the past five years
Independent Trustees of the Trust(1)
Ira P. Cohen 1959	Independent Trustee, since 2014	2	Executive Vice President, Recognos Financial (investment industry data analysis provider) (since 2015); Independent financial services consultant (since 2005).	Trustee, Valued Advisers Trust (since 2010); Trustee, Griffin Institutional Access Real Estate Fund (since April 2014).
Alvin R. Albe, Jr. 1953	Independent Trustee, since 2014	2	Retired; Senior Advisor, The TCW Group, Inc. (asset manager), (2008-2013).	Director, Syntroleum Corporation (renewable energy firm), 1988-2014.
Keith M. Schappert 1951	Independent Trustee, since 2014	2	President, Schappert Consulting LLC (investment industry consulting), (since 2008).	Trustee, Mirae Asset Discovery Funds (since 2010); Trustee, Metropolitan Series Fund, Inc. (since 2009); Trustee, Met Investors Series Trust (since 2012); Director, The Commonfund (investment management) (since 2012); Director, Calamos Asset Management, Inc. (investment management) (since 2012); Director of Trilogy Global Advisors (investment management) (2009-2011)

Name and year of birth	Position with the Trust and tenure	Funds in complex overseen by Trustee	Principle occupation(s) during the past five years	Other directorships held during the past five years
Interested Trustee of the Trust:
Sreeniwas (Sreeni) V. Prabhu 1974	Trustee and Chairman, since 2015	2	Chief Investment Officer, Portfolio Manager, Co-Founder, Angel Oak Capital Advisors, LLC (since 2009)	None.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and year of birth	Position within Trust	Term of office and length of time served	Principle occupation(s) during past five years
Officers of the Trust
Michael D. Barolsky, Esq. 1981	President	Since 2014; indefinite term	Vice President, USBFS (since 2012); Associate, Thompson Hine LLP (law firm) (2008-2012).
Erlend Bo 1964	Vice President	Since 2015; indefinite term	Managing Director, Angel Oak Capital Advisors, LLC (since 2014); Managing Director, TCW Investment Management Company (1998-2012).
R. Adam Langley 1967	Chief Compliance Officer	Since 2015; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2015); Compliance Manager, Invesco Advisers, Ltd. (2013-2015); Compliance Officer, Macquarie Group (2013); Chief Compliance Officer, Aspen Partners, Ltd. (2003-2013).
Dory S. Black, Esq. 1975	Secretary	Since 2014; indefinite term	General Counsel, Angel Oak (since 2014); General Counsel, EARNEST Partners, LLC (investment management firm) (2014); Vice President and Assistant General Counsel, GE Asset Management Incorporated (2004-2014).
Christopher M. Remington 1978	Treasurer	Since 2014; indefinite term	Vice President, USBFS (since 2004).

Each Trustee holds office for an indefinite term and until the earlier of: the Trust’s next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust’s Declaration of Trust and By-laws. Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board and serves for a period of one year, or until his or her successor is duly elected and qualified.

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 500

Atlanta, GA 30305

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Dechert LLP

1900 K Street NW

Washington, DC 20006

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53202

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable to semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Angel Oak Funds Trust

By (Signature and Title) /s/ Michael D. Barolsky
Michael D. Barolsky, President

Date 10/02/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Michael D. Barolsky
Michael D. Barolsky, President (Principal Executive Officer)

Date 10/02/2015

By (Signature and Title) /s/ Christopher M. Remington
Christopher M. Remington, Treasurer (Principal Financial Officer)

Date 10/02/2015